                                 SMITH BARNEY
                                  GOVERNMENT
                                SECURITIES FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2001

  [LOGO] Smith Barney Mutual Funds
  Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

JAMES E.
CONROY
Vice President and
Investment Officer

[PHOTO]

HEATH B.
MCLENDON
Chairman

Dear Shareholder,
We are pleased to provide the semi-annual report for the Smith Barney Government Securities Fund ("Portfolio") for the period ended June 30, 2001. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Portfolio's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended June 30, 2001, the Portfolio's Class A shares returned 1.72% without sales charges. In comparison, the Lehman Brothers Government Bond Index ("Lehman Index")/1/ returned 2.27% for the same period. Past performance is not indicative of future results.

Market Update and Outlook

During the first half of 2001, the U.S. Federal Reserve Board ("Fed") aggressively lowered short-term interest rates in an effort to address continued deterioration in corporate earnings and other signs of a slowing U.S. economy. In response to the Fed's rate cuts, bonds on the shorter end of the yield curve/2/ experienced a rally that extended through June 2001. In terms of the U.S. Government sector of the bond market, securities with maturities of two years or less were the strongest total-return performers. However, yields on 30-year Treasury bonds increased from 5.46% to 5.76%. (Changes in the price of fixed income securities are inversely related to changes in interest rates.) It is our belief that the underperformance of the 30-year Treasury bond was caused by fear of inflation from a potentially overly aggressive Fed.

--------
1 The Lehman Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years. Please note that an investor cannot invest directly in an index.
2 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


1 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

So is there an economic recovery in store for the second half of 2001? Some observers believe so, noting that the Fed's 25 basis point (0.25%) rate cut in the last week of June represented a departure from its five preceding 50-basis-point cuts, thus possibly signaling the tail end of the easing cycle. Some recent encouraging economic signs supporting this view include positive housing and auto-sector statistics, continued strength in consumer spending and growth in the U.S. money supply.

As good as the case for an economic rebound is, however, such a recovery remains tenuous. Forecasts of corporate earnings continue to edge lower, unemployment claims are creeping higher, consumer confidence is on the decline and core capital-goods orders appear to be falling at a 25% annual rate, suggesting that the slowing pace of business investment will remain a significant drag on the economy for the second half of 2001. In our view, the Fed will most likely continue to lower rates, albeit at a slower pace. We anticipate two more rate reductions in the second half of 2001. Any further reduction in interest rates between now and year-end 2001, in our view, should bolster investment returns from fixed-income securities.

Investment Strategy and Portfolio Update

The portfolio seeks high current return and invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government, or only by the credit of the issuer itself. (Please note that the Portfolio's shares are not guaranteed by the U.S. government or its agencies.)

The Portfolio generally maintains a duration/3/ of approximately five years. During the period, the Portfolio was diversified across U.S. Treasuries (30%), federal agency paper (17%) and mortgage-backed securities (47%). While the Lehman Index is invested 100% in U.S. government obligations, during the period the Portfolio maintained a substantial position in mortgage-backed securities to capture potentially higher yields. In an effort to reduce prepayment/4/ risk, the

--------
3 Duration is a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rates, expressed in years. The higher the duration, the greater the price volatility for a given change in yield.
4 Prepayment risk refers to payments made in excess of scheduled mortgage principal repayments.


2 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders
mortgage-backed portion of the Portfolio is composed of positions with coupons of 7% or less. We believe this strategy is prudent in a low interest-rate environment in which many homeowners with higher rate mortgage loans tend to prepay, i.e., refinance, those loans.

Thank you for investing in the Smith Barney Government Securities Fund.

Sincerely,


/s/ Heath B. McLendon              /s/ James E. Conroy

Heath B. McLendon                  James E. Conroy
Chairman                           Vice President and
                                   Investment Officer

July 12, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio. Please refer to pages 9 and 10 for a list and percentage breakdown of the Portfolio's holdings. Also, please note that any discussion of the Portfolio's holdings is as of June 30, 2001 and is subject to change.



3 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance -- Class A Shares


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $ 9.45    $ 9.37     $0.24       $0.00       $0.00        1.72%+
---------------------------------------------------------------------------------------
12/31/00                  8.99      9.45      0.55        0.00        0.00       11.65
---------------------------------------------------------------------------------------
12/31/99                  9.97      8.99      0.49        0.00        0.00*      (4.96)
---------------------------------------------------------------------------------------
12/31/98                  9.75      9.97      0.55        0.00        0.00        8.12
---------------------------------------------------------------------------------------
12/31/97                  9.34      9.75      0.60        0.00        0.00       11.23
---------------------------------------------------------------------------------------
12/31/96                  9.77      9.34      0.59        0.00        0.01        1.96
---------------------------------------------------------------------------------------
12/31/95                  9.17      9.77      0.69        0.00        0.00       14.50
---------------------------------------------------------------------------------------
12/31/94                 10.01      9.17      0.49        0.00        0.07       (2.76)
---------------------------------------------------------------------------------------
12/31/93                  9.69     10.01      0.72        0.00        0.00       10.87
---------------------------------------------------------------------------------------
Inception** - 12/31/92    9.56      9.69      0.08        0.00        0.02        2.41+
---------------------------------------------------------------------------------------
  Total                                      $5.00       $0.00       $0.10
---------------------------------------------------------------------------------------

 Historical Performance -- Class B Shares

               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain    Return      Total
Period Ended of Period of Period Dividends Distributions of Capital Returns/(1)/

---------------------------------------------------------------------------------
  6/30/01     $ 9.46    $ 9.38     $0.22       $0.00       $0.00        1.45%+
-----------------------------------------------------------------------------
  12/31/00      9.00      9.46      0.50        0.00        0.00       11.06
-----------------------------------------------------------------------------
  12/31/99      9.97      9.00      0.45        0.00        0.00*      (5.35)
-----------------------------------------------------------------------------
  12/31/98      9.79      9.97      0.53        0.00        0.00        7.44
-----------------------------------------------------------------------------
  12/31/97      9.38      9.79      0.57        0.00        0.00       10.82
-----------------------------------------------------------------------------
  12/31/96      9.81      9.38      0.54        0.00        0.01        1.42
-----------------------------------------------------------------------------
  12/31/95      9.17      9.81      0.60        0.00        0.00       13.87
-----------------------------------------------------------------------------
  12/31/94     10.01      9.17      0.45        0.00        0.07       (3.25)
-----------------------------------------------------------------------------
  12/31/93      9.68     10.01      0.67        0.00        0.00       10.45
-----------------------------------------------------------------------------
  12/31/92      9.81      9.68      0.53        0.00        0.11        5.45
-----------------------------------------------------------------------------
  12/31/91      9.11      9.81      0.63        0.00        0.08       16.28
-----------------------------------------------------------------------------
   Total                           $5.69       $0.00       $0.27
-----------------------------------------------------------------------------


4 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance -- Class L Shares



                       Net Asset Value
                       ----------------
                       Beginning End of  Income   Capital Gain    Return      Total
Period Ended           of Period Period Dividends Distributions of Capital Returns/(1)/

----------------------------------------------------------------------------------------
6/30/01                 $ 9.45   $ 9.38   $0.22       $0.00       $0.00        1.58%+
----------------------------------------------------------------------------------------
12/31/00                  8.99     9.45    0.51        0.00        0.00       11.10
----------------------------------------------------------------------------------------
12/31/99                  9.97     8.99    0.45        0.00        0.00*      (5.41)
----------------------------------------------------------------------------------------
12/31/98                  9.78     9.97    0.53        0.00        0.00        7.56
----------------------------------------------------------------------------------------
12/31/97                  9.38     9.78    0.57        0.00        0.00       10.75
----------------------------------------------------------------------------------------
12/31/96                  9.81     9.38    0.55        0.00        0.01        1.47
----------------------------------------------------------------------------------------
12/31/95                  9.17     9.81    0.61        0.00        0.00       13.93
----------------------------------------------------------------------------------------
12/31/94                 10.01     9.17    0.45        0.00        0.07       (3.25)
----------------------------------------------------------------------------------------
Inception** - 12/31/93    9.90    10.01    0.61        0.00        0.00        7.36+

----------------------------------------------------------------------------------------
Total                                     $4.50       $0.00       $0.08

----------------------------------------------------------------------------------------

 Historical Performance -- Class Y Shares

                       Net Asset Value
                       ----------------
                       Beginning End of  Income   Capital Gain    Return      Total
Period Ended           of Period Period Dividends Distributions of Capital Returns/(1)/

----------------------------------------------------------------------------------------
6/30/01                  $9.45   $9.38    $0.26       $0.00       $0.00        2.00%+
----------------------------------------------------------------------------------------
12/31/00                  8.99    9.45     0.58        0.00        0.00       12.02
----------------------------------------------------------------------------------------
12/31/99                  9.97    8.99     0.53        0.00        0.00*      (4.61)
----------------------------------------------------------------------------------------
12/31/98                  9.76    9.97     0.59        0.00        0.00        8.42
----------------------------------------------------------------------------------------
12/31/97                  9.34    9.76     0.63        0.00        0.00       11.73
----------------------------------------------------------------------------------------
Inception** - 12/31/96    9.71    9.34     0.56        0.00        0.01        2.30+

----------------------------------------------------------------------------------------
Total                                     $3.15       $0.00       $0.01

----------------------------------------------------------------------------------------

 Historical Performance -- Class Z Shares

                       Net Asset Value
                       ----------------
                       Beginning End of  Income   Capital Gain    Return      Total
Period Ended           of Period Period Dividends Distributions of Capital Returns/(1)/

----------------------------------------------------------------------------------------
6/30/01                  $9.44   $9.37    $0.26       $0.00       $0.00        2.00%+
----------------------------------------------------------------------------------------
12/31/00                  8.99    9.44     0.58        0.00        0.00       11.91
----------------------------------------------------------------------------------------
Inception** - 12/31/99    9.97    8.99     0.53        0.00        0.00*      (4.61)+

----------------------------------------------------------------------------------------
Total                                     $1.37       $0.00       $0.00

----------------------------------------------------------------------------------------

 Historical Performance -- Class 1 Shares

                       Net Asset Value
                       ----------------
                       Beginning End of  Income   Capital Gain    Return      Total
Period Ended           of Period Period Dividends Distributions of Capital Returns+/(1)/

-----------------------------------------------------------------------------------------
6/30/01                  $9.47   $9.39    $0.25       $0.00       $0.00        1.85%
-----------------------------------------------------------------------------------------
Inception** - 12/31/00    9.17    9.47     0.20        0.00        0.00        5.47

-----------------------------------------------------------------------------------------
Total                                     $0.45       $0.00       $0.00

-----------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.


5 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Average Annual Total Returns


                                        Without Sales Charges/(1)/
                              ----------------------------------------------
                              Class A Class B Class L Class Y Class Z Class 1

  ----------------------------------------------------------------------------
  Six Months Ended 6/30/01+    1.72%   1.45%   1.58%   2.00%   2.00%   1.85%
  ----------------------------------------------------------------------------
  Year Ended 6/30/01           9.32    8.75    8.79    9.79    9.68     N/A
  ----------------------------------------------------------------------------
  Five Years Ended 6/30/01     6.50    5.95    6.01    6.87     N/A     N/A
  ----------------------------------------------------------------------------
  Ten Years Ended 6/30/01       N/A    6.45     N/A     N/A     N/A     N/A
  ----------------------------------------------------------------------------
  Inception** through 6/30/01  6.14    7.36    5.20    5.73    3.48    7.42+

  ----------------------------------------------------------------------------

                                          With Sales Charges/(2)/
                            -------------------------------------------------
                            Class A  Class B  Class L  Class Y Class Z Class 1

--------------------------------------------------------------------------------
Six Months Ended 6/30/01+    (2.90)%  (3.01)%  (0.46)%  2.00%   2.00%   (5.06)%
--------------------------------------------------------------------------------
Year Ended 6/30/01            4.37     4.25     6.73    9.79    9.68      N/A
--------------------------------------------------------------------------------
Five Years Ended 6/30/01      5.53     5.79     5.80    6.87     N/A      N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01        N/A     6.45      N/A     N/A     N/A      N/A
--------------------------------------------------------------------------------
Inception** through 6/30/01   5.58     7.36     5.08    5.73    3.48     0.21+

--------------------------------------------------------------------------------

 Cumulative Total Returns

                                              Without Sales Charges/(1)/

        -----------------------------------------------------------------
        Class A (Inception** through 6/30/01)           67.45%
        -----------------------------------------------------------------
        Class B (6/30/91 through 6/30/01)               86.86
        -----------------------------------------------------------------
        Class L (Inception** through 6/30/01)           53.11
        -----------------------------------------------------------------
        Class Y (Inception** through 6/30/01)           35.07
        -----------------------------------------------------------------
        Class Z (Inception** through 6/30/01)            8.88
        -----------------------------------------------------------------
        Class 1 (Inception** through 6/30/01)            7.42

        -----------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A, L and 1 shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A, L and 1 shares reflect the deduction of the maximum initial sales charges of 4.50%,1.00% and 6.75%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 *  Amount represents less than $0.01 per share.
** Inception dates for Class A, B, L, Y, Z and 1 shares are November 6, 1992, March 20, 1984, February 4, 1993, February 7, 1996, January 4, 1999 and September 12, 2000, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.


6 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance (unaudited)



Growth of $10,000 Invested in Class B Shares of the Smith Barney Government
 Securities Fund vs. Lehman Brothers Government Bond Index and Lipper General
                      U.S. Government Peer Group Average+

--------------------------------------------------------
                            June 1991 -- June 2001

                                      [CHART]
             Smith Barney      Lehman Brothers  Lipper General U.S. Government
             Government        Government         Peer Group Average
            Securities Fund    Bond Index
 6/91            10000            10000             10000
 12/91           11301            11137             11096
 12/92           11916            11942             11800
 12/93           13162            13215             12895
 12/94           12743            12768             12326
 12/95           14511            15109             14521
 12/96           14717            15529             14768
 12/97           16309            17018             16089
 12/98           17522            18694             17384
 12/99           16584            18277             16864
 12/00           18418            20697             18829
 6/01            18686            21423             19256


+Hypothetical illustration of $10,000 invested in Class B shares on June 30, 1991, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of approximately nine years. The Lipper General U.S. Government Peer Group Average is composed of the Portfolio's peer group of 186 mutual funds investing in U.S. Government securities as of June 30, 2001. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


7 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Portfolio Highlights (unaudited)


                             Portfolio Breakdown*
--------------------------------------------------------
[CHART]
0.1% Asset-Backed Securities
5.9% Repurchase Agreement
29.9% U.S. Government Obligations
64.1% U.S. Government Agencies

U.S. Government and Agency Obligations are obligations of, or guaranteed by, the United States government, its agencies or instrumentalities and include such instruments as Treasury bills, notes and bonds.

Mortgage-Backed Securities are debt securities issued by the U.S. government agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

--------
*All information is as of June 30, 2001. Please note that Portfolio holdings are subject to change.


8 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited)                              June 30, 2001


    FACE
   AMOUNT                             SECURITY                              VALUE

---------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 29.9%
             U.S. Treasury Bonds:
$  4,900,000   10.750% due 8/15/05                                        $  5,943,372
  11,300,000   7.875% due 2/15/21                                           13,858,117
  20,325,000   6.250% due 8/15/23 to 5/15/30                                21,289,960
             U.S. Treasury Notes:
  22,415,000   6.250% due 8/15/04+                                          24,076,736
  10,015,000   7.500% due 2/15/05                                           10,902,179
  24,750,000   6.750% due 5/15/05+                                          26,360,705
   8,325,000   6.875% due 5/15/06                                            8,977,264
  10,290,000   6.250% due 2/15/07                                           10,853,501
  25,125,000   6.125% due 8/15/07                                           26,386,727
  12,450,000   6.000% due 8/15/09                                           12,951,050
  10,250,000   6.500% due 2/15/10                                           11,014,742
 122,735,000 U.S. Treasury Strips, zero coupon due 11/15/09 to 11/15/14     63,456,432
---------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost -- $235,764,586)                                        236,070,785

---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 64.1%
U.S. Government Agency Pass-Throughs -- 47.0%
             Federal Home Loan Mortgage Corp.:
  18,320,000   15 Year, 6.500% due 6/1/16                                   18,405,875
     230,686   30 Year, 6.250% due 6/15/24                                     232,481
  59,573,559   30 Year, 6.000% due 2/1/31*                                  57,328,800
  32,771,474   30 Year, 7.000% due 2/1/31*                                  32,996,775
  53,994,601   30 Year, 6.500% due 6/1/31*+                                 53,269,049
             Federal National Mortgage Association:
  45,000,000   30 Year, 6.000% due 5/1/31++                                 43,200,000
       5,303   7 Year Balloon, 7.000% due 7/1/03*                                5,372
       1,173   7 Year Balloon, 6.000% due 8/1/04                                 1,174
       1,690   15 Year, 8.000% due 6/1/02                                        1,747
  21,375,560   15 Year, 6.000% due 5/1/16                                   21,068,287
   1,473,248   30 Year, 6.500% due 5/1/29*                                   1,451,149
  79,229,046   30 Year, 7.000% due 2/1/31*                                  79,625,190
             Government National Mortgage Association:
   1,488,592   30 Year, 7.500% due 7/15/29*                                  1,528,598
     136,116   30 Year, 8.500% due 4/15/30                                     142,283
  60,984,478   30 Year, 7.000% due 2/15/31*                                 61,612,294
---------------------------------------------------------------------------------------
                                                                           370,869,074
---------------------------------------------------------------------------------------
U.S. Government Agency Notes -- 17.1%
             Federal Home Loan Bank:
   3,600,000   5.250% due 2/13/04                                            3,626,546
  15,300,000   5.875% due 4/16/04                                           15,250,229
             Federal Home Loan Mortgage Corp.:
  66,500,000   7.375% due 5/15/03                                           69,756,705
 10,7000,000   5.250% due 2/15/04                                           10,777,372
   5,000,000   5.250% due 1/15/06                                            4,952,390


                      See Notes to Financial Statements.



9 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                  June 30, 2001


    FACE
   AMOUNT                                  SECURITY                                   VALUE
------------------------------------------------------------------------------------------------
U.S. Government Agency Notes -- 17.1% (continued)
             Federal National Mortgage Association:
$  8,250,000   6.750% due 8/15/02                                                  $  8,488,508
  21,700,000   6.375% due 10/15/02                                                   22,291,325
------------------------------------------------------------------------------------------------
                                                                                    135,143,075
------------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Cost -- $506,870,119)                                                 506,012,149

------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.1%
     625,231 Green Tree Home Improvement Loan Trust, Series 1998-D,
              Class HEM1, 6.710% due 8/15/29 (Cost -- $645,938)                         615,642

------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.9%
  46,207,000 Goldman, Sachs & Co., 3.920% due 7/2/01; Proceeds at maturity --
              $46,222,094; (Fully collateralized by U.S. Treasury Bills, Notes and
              Bonds, 0.000% to 14.250% due 8/16/01 to 8/15/05;
              Market value -- $47,131,168) (Cost -- $46,207,000)                     46,207,000

------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $789,487,643**)                                              $788,905,576
------------------------------------------------------------------------------------------------

+ All or a portion of this security is segregated for extended settlements of a "to-be-announced" security.
* Date shown represents the last in range of maturity dates of mortgage certificates owned.
++ Security is traded on a "to-be-announced" basis (See Note 9).
** Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.



10 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Statement of Assets and Liabilities (unaudited)                  June 30, 2001



ASSETS:
  Investments, at value (Cost -- $789,487,643)                       $ 788,905,576
  Receivable for securities sold                                        25,315,104
  Interest receivable                                                    7,027,416
  Receivable for Fund shares sold                                          479,919
------------------------------------------------------------------------------------
  Total Assets                                                         821,728,015
------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                      43,822,266
  Dividends payable                                                      3,081,781
  Investment advisory fee payable                                          262,955
  Distribution fees payable                                                157,785
  Administration fee payable                                               121,546
  Payable for Fund shares purchased                                          6,789
  Payable to bank                                                            5,598
  Accrued expenses                                                         186,056
------------------------------------------------------------------------------------
  Total Liabilities                                                     47,644,776
------------------------------------------------------------------------------------
Total Net Assets                                                     $ 774,083,239

------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $      82,553
  Capital paid in excess of par value                                  885,651,843
  Overdistributed net investment income                                   (836,339)
  Accumulated net realized loss from security transactions            (110,232,751)
  Net unrealized depreciation of investments                              (582,067)
------------------------------------------------------------------------------------
Total Net Assets                                                     $ 774,083,239

------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                               35,124,628
----------------------------------------------------------------------------------
  Class B                                                                6,939,108
----------------------------------------------------------------------------------
  Class L                                                                1,383,532
----------------------------------------------------------------------------------
  Class Y                                                               18,902,174
----------------------------------------------------------------------------------
  Class Z                                                                7,518,806
----------------------------------------------------------------------------------
  Class 1                                                               12,684,295
----------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                             $9.37
----------------------------------------------------------------------------------
  Class B *                                                                  $9.38
----------------------------------------------------------------------------------
  Class L **                                                                 $9.38
----------------------------------------------------------------------------------
  Class Y (and redemption price)                                             $9.38
----------------------------------------------------------------------------------
  Class Z (and redemption price)                                             $9.37
----------------------------------------------------------------------------------
  Class 1 (and redemption price)                                             $9.39
----------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value per share)          $9.81
----------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)          $9.47
----------------------------------------------------------------------------------
  Class 1 (net asset value plus 7.24% of net asset value per share)         $10.07

------------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.



                      See Notes to Financial Statements.



11 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Statement of Operations (unaudited)



For the Six Months Ended June 30, 2001

INVESTMENT INCOME:
  Interest                                                              $   23,683,193
----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                                           1,431,857
  Administration fee (Note 2)                                                  818,204
  Distribution fees (Note 2)                                                   685,715
  Shareholder and system servicing fees                                        242,826
  Shareholder communications                                                    61,566
  Registration fees                                                             55,030
  Custody                                                                       26,873
  Audit and legal                                                               19,917
  Director's fees                                                               19,875
  Other                                                                          6,048
----------------------------------------------------------------------------------------
  Total Expenses                                                             3,367,911
----------------------------------------------------------------------------------------
Net Investment Income                                                       20,315,282
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
   Proceeds from sales                                                   2,033,850,210
   Cost of securities sold                                               2,011,476,415
  Net Realized Gain                                                         22,373,795
----------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period                                                      27,160,271
   End of period                                                              (582,067)
----------------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                                  (27,742,338)
----------------------------------------------------------------------------------------
Net Loss on Investments                                                     (5,368,543)
----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                  $   14,946,739

----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



12 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Statements of Changes in Net Assets


For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

                                                                           2001           2000

-----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                $  20,315,282  $  40,661,031
  Net realized gain (loss)                                                22,373,795    (12,915,948)
  (Increase) decrease in net unrealized depreciation                     (27,742,338)    48,645,621
-----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                  14,946,739     76,390,704
-----------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                                                  (21,228,815)   (40,767,962)
-----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                         (21,228,815)   (40,767,962)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares                                        78,756,249    256,672,597
  Net asset value of shares issued in connection with the transfer of
   the Citi Intermediate Income Fund's net assets (Note 11)                       --     37,668,503
  Net asset value of shares issued in connection with the transfer of the Smith Barney Investment Series -- Government Fund's net
   assets (Note 11)                                                               --    158,656,944
  Net asset value of shares issued for reinvestment of dividends          10,540,040     19,878,814
  Cost of shares reacquired                                             (128,194,694)  (326,148,154)
-----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                               (38,898,405)   146,728,704
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        (45,180,481)   182,351,446
NET ASSETS:
  Beginning of period                                                    819,263,720    636,912,274
-----------------------------------------------------------------------------------------------------
  End of period*                                                       $ 774,083,239  $ 819,263,720

-----------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:      $(836,339)        $77,194

-----------------------------------------------------------------------------------------------------




                      See Notes to Financial Statements.



13 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Notes to Financial Statements (unaudited)


1. Significant Accounting Policies

The Smith Barney Government Securities Fund ("Portfolio"), a separate investment fund of Smith Barney Investment Funds Inc. ("Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Investment Grade Bond, Smith Barney Peachtree Growth, Smith Barney Hansberger Global Value, Smith Barney Small Cap Value, Smith Barney Premier Selections Large Cap, Smith Barney Premier Selections All Cap Growth, Smith Barney Premier Selections Global Growth, Smith Barney Group Spectrum Fund and Smith Barney Small Cap Growth Funds. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. government and government agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each portfolio and each class; management fees and general expenses are allocated on the basis of the relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Portfolio's capital accounts to reflect


14 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders
permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized loss amounting to $40,645,968 has been reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Portfolio. The Portfolio pays SBFM an advisory fee calculated at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion, 0.25% of the next $2 billion, 0.20% of the next $2 billion and then 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Portfolio's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended June 30, 2001, the Portfolio paid transfer agent fees of $139,873 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio distributor. In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.



15 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

There are maximum initial sales charges of 4.50%, 1.00% and 6.75% for Class A, L and 1 shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2001, SSB received sales charges of approximately $646,000, $59,000 and $70,000 on sales of the Portfolio's Class A, L and 1 shares, respectively. In addition, for the six months ended June 30, 2001, CDSCs paid to SSB were approximately $76,000 and $2,000 for Class B and L shares, respectively.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended June 30, 2001, total Distribution Plan fees incurred were:

                       Class A  Class B  Class L

-------------------------------------------------
Distribution Plan Fees $412,983 $233,703 $39,029

-------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

-------------------------
Purchases $2,012,473,180
-------------------------
Sales      2,033,850,210

-------------------------



16 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

At June 30, 2001, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------
Gross unrealized appreciation $ 3,430,539
Gross unrealized depreciation  (4,012,606)
-------------------------------------------
Net unrealized appreciation   $  (582,067)

-------------------------------------------

4. Capital Loss Carryforward
At December 31, 2000, the Portfolio had, for Federal tax purposes, approximately $131,643,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

Carryforward Expiration   Amount

------------------------------------
         2001           $11,586,000
------------------------------------
         2002            31,819,000
------------------------------------
         2003             4,331,000
------------------------------------
         2004               707,000
------------------------------------
         2006            15,963,000
------------------------------------
         2007            50,897,000
------------------------------------
         2008            16,340,000

------------------------------------

5. Repurchase Agreements
The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


17 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

6. Reverse Repurchase Agreements
The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended June 30, 2001, the Portfolio did not enter into any reverse repurchase agreements.

7. Futures Contracts
Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Port- folio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2001, the Portfolio did not hold any futures contracts.


18 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

8. Options Contracts
Premiums paid when put or call options are purchased by the Portfolio represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At June 30, 2001, the Portfolio did not hold any purchased call or put option contracts.

When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.


19 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended June 30, 2001, the Portfolio did not enter into any written covered call or put option contracts.

9. Securities Traded on a When-Issued or To-Be-Announced Basis

The Portfolio may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At June 30, 2001, the Portfolio held one TBA security with the cost of $43,709,766.

10. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2001, the Portfolio did not have any securities on loan.


20 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

11. Transfer of Net Assets

On October 6, 2000, the Portfolio acquired the assets and certain liabilities of the Citi Intermediate Income Fund pursuant to a plan of reorganization approved by Citi Intermediate Income Fund shareholders on October 2, 2000. Total shares issued by the Portfolio and the total net assets of the Intermediate Income Fund and the Portfolio on the date of transfer were as follows:

                                            Total Net Assets
                              Shares Issued      of the       Total Net Assets
                                 by the     Citi Intermediate      of the
Acquired Fund                   Portfolio      Income Fund       Portfolio

-------------------------------------------------------------------------------
Citi Intermediate Income Fund   4,112,609      $37,668,503      $605,981,883
-------------------------------------------------------------------------------

The total net assets of the Citi Intermediate Income Fund before acquisition included unrealized depreciation of $1,867,114, accumulated net realized loss of $5,595,393 and overdistributed net investment income of $453. Total net assets of the Portfolio immediately after the transfer were $643,650,386. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On October 13, 2000, the Portfolio acquired the assets and certain liabilities of the Smith Barney Investment Series -- Government Fund ("Government Fund") pursuant to a plan of reorganization approved by Government Fund shareholders on September 25, 2000. Total shares issued by the Portfolio and the total net assets of the Government Fund and the Portfolio on the date of transfer were as follows:

                                           Total Net Assets
                             Shares Issued      of the      Total Net Assets
                                by the        Government         of the
Acquired Fund                  Portfolio         Fund          Portfolio

-----------------------------------------------------------------------------
Government Fund               17,206,603     $158,656,944     $646,096,170
-----------------------------------------------------------------------------

The total net assets of the Government Fund before acquisition included unrealized appreciation of $1,751,686, accumulated net realized loss of $47,620,101 and overdistributed net investment income of $26,244. Total net assets of the Portfolio immediately after the transfer were $804,753,114. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


21 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

12.Capital Shares
At June 30, 2001, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2001, total paid-in capital amounted to the following for each class:

                Class A      Class B      Class L     Class Y      Class Z     Class 1
------------------------------------------------------------------------------------------
Total Paid-in
 Capital      $347,881,089 $149,599,803 $13,188,923 $175,968,486 $74,399,867 $124,696,228
------------------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                               Six Months Ended              Year Ended
                                                 June 30, 2001            December 31, 2000
                                           ------------------------  --------------------------
                                             Shares       Amount       Shares        Amount
-------------------------------------------------------------------------------------------------
Class A
Shares sold                                 3,755,076  $ 35,546,572    8,863,520  $  81,580,095
Net asset value of shares issued in
 connection with the transfer of the Citi
 Intermediate Income Fund's net assets             --            --    3,928,726     35,982,348
Net asset value of shares issued in
 connection with the transfer of the Smith
 Barney Investment Series -- Government
 Fund's net assets                                 --            --    2,018,421     18,580,575
Shares issued on reinvestment                 542,159     5,104,264    1,286,639     11,741,956
Shares reacquired                          (4,215,820)  (39,894,616) (13,091,463)  (119,983,740)
-------------------------------------------------------------------------------------------------
Net Increase                                   81,415  $    756,220    3,005,843  $  27,901,234
-------------------------------------------------------------------------------------------------
Class B
Shares sold                                 1,782,411  $ 16,892,590    1,972,244  $  18,121,407
Net asset value of shares issued in
 connection with the transfer of the Citi
 Intermediate Income Fund's net assets             --            --      183,883      1,686,155
Net asset value of shares issued in
 connection with the transfer of the Smith
 Barney Investment Series -- Government
 Fund's net assets                                 --            --    1,537,769     14,159,769
Shares issued on reinvestment                  93,881       884,609      220,413      2,012,182
Shares reacquired                          (1,372,653)  (13,011,798)  (4,809,603)   (43,835,394)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease)                       503,639  $  4,765,401     (895,294) $  (7,855,881)
-------------------------------------------------------------------------------------------------


22 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

                                         Six Months Ended              Year Ended
                                           June 30, 2001           December 31, 2000*
                                     ------------------------  --------------------------
                                       Shares       Amount       Shares        Amount

-------------------------------------------------------------------------------------------
Class L
Shares sold                             981,520  $  9,325,089      592,120  $   5,434,426
Shares issued on reinvestment            17,109       161,162       30,009        273,874
Shares reacquired                      (440,893)   (4,171,652)    (531,305)    (4,866,971)
-------------------------------------------------------------------------------------------
Net Increase                            557,736  $  5,314,599       90,824  $     841,329
-------------------------------------------------------------------------------------------
Class Y
Shares sold                              57,193  $    539,886    1,730,350  $  15,581,053
Shares issued on reinvestment               370         3,486          672          6,162
Shares reacquired                    (5,375,125)  (50,900,410)  (1,210,693)   (10,986,482)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)              (5,317,562) $(50,357,038)     520,329  $   4,600,733
-------------------------------------------------------------------------------------------
Class Z
Shares sold                           1,385,528  $ 13,160,138      936,032  $   8,578,158
Shares issued on reinvestment           168,315     1,583,263      424,964      3,871,704
Shares reacquired                      (817,484)   (7,713,748)  (1,589,402)   (14,421,704)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)                 736,359  $  7,029,653     (228,406) $  (1,971,842)
-------------------------------------------------------------------------------------------
Class 1
Shares sold                             346,922  $  3,291,974   13,813,671  $ 127,377,458
Net asset value of shares issued in
 connection with the transfer of the
 Smith Barney Investment Series --
 Government Fund's net assets                --            --   13,650,413    125,916,600
Shares issued on reinvestment           297,046     2,803,256      212,278      1,972,936
Shares reacquired                    (1,318,579)  (12,502,470) (14,317,456)  (132,053,863)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)                (674,611) $ (6,407,240)  13,358,906  $ 123,213,131
-------------------------------------------------------------------------------------------

 * For Class 1 shares, transactions are for the period from September 12, 2000 (inception date) to December 31, 2000.



23 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

 Financial Highlights


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                 2001/(1)(2)/    2000/(2)/  1999/(2)/   1998/(2)/      1997      1996

-----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $ 9.45       $ 8.99     $ 9.97      $ 9.75    $ 9.34    $ 9.77
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                0.23         0.55       0.49        0.51      0.59      0.61
  Net realized and unrealized
   gain (loss)                        (0.07)        0.46      (0.98)       0.26      0.42     (0.44)
-----------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                       0.16         1.01      (0.49)       0.77      1.01      0.17
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.24)       (0.55)     (0.49)      (0.55)    (0.60)    (0.59)
  Capital                                --           --      (0.00)*        --        --     (0.01)
-----------------------------------------------------------------------------------------------------
Total Distributions                   (0.24)       (0.55)     (0.49)      (0.55)    (0.60)    (0.60)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                       $ 9.37       $ 9.45     $ 8.99      $ 9.97    $ 9.75    $ 9.34
-----------------------------------------------------------------------------------------------------
Total Return                           1.72%++     11.65%     (4.96)%      8.12%    11.23%     1.96%
-----------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)              $329,235     $331,125   $288,133    $347,622  $361,124  $388,563
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Other expenses                       0.92%+       0.92%      0.93%       0.92%     0.92%     0.93%
  Interest expense                       --           --       0.01        0.08      0.85      0.84
  Total expenses                       0.92+        0.92       0.94        1.00      1.77      1.77
  Net investment income                4.87+        6.12       5.21        5.15      6.24      6.16
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 250%         280%       161%        334%      274%      420%

-----------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


24 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares                 2001/(1)(2)/    2000/(2)/  1999/(2)/   1998/(2)/      1997      1996

-----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $ 9.46       $ 9.00     $ 9.97      $ 9.79    $ 9.38    $ 9.81
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                0.20         0.50       0.45        0.45      0.54      0.56
  Net realized and unrealized
   gain (loss)                        (0.06)        0.46      (0.97)       0.26      0.44     (0.44)
-----------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                       0.14         0.96      (0.52)       0.71      0.98      0.12
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.22)       (0.50)     (0.45)      (0.53)    (0.57)    (0.54)
  Capital                                --           --      (0.00)*        --        --     (0.01)
-----------------------------------------------------------------------------------------------------
Total Distributions                   (0.22)       (0.50)     (0.45)      (0.53)    (0.57)    (0.55)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                       $ 9.38       $ 9.46     $ 9.00      $ 9.97    $ 9.79    $ 9.38
-----------------------------------------------------------------------------------------------------
Total Return                           1.45%++     11.06%     (5.35)%      7.44%    10.82%     1.42%
-----------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)               $65,100      $60,863    $65,989     $92,082  $101,273  $121,894
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Other expenses                       1.46%+       1.44%      1.41%       1.43%     1.44%     1.45%
  Interest expense                       --           --       0.01        0.08      0.85      0.84
  Total expenses                       1.46+        1.44       1.42        1.51      2.29      2.29
  Net investment income                4.33+        5.62       4.72        4.64      5.73      5.64
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 250%         280%       161%        334%      274%      420%

-----------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


25 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                 2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/   1997  1996/(3)/

--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period              $ 9.45     $ 8.99    $ 9.97    $ 9.78   $ 9.38   $ 9.81
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income             0.21       0.51      0.46      0.45     0.54     0.57
  Net realized and unrealized
   gain (loss)                     (0.06)      0.46     (0.99)     0.27     0.43    (0.44)
--------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                    0.15       0.97     (0.53)     0.72     0.97     0.13
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.22)     (0.51)    (0.45)    (0.53)   (0.57)   (0.55)
  Capital                             --         --     (0.00)*      --       --    (0.01)
--------------------------------------------------------------------------------------------
Total Distributions                (0.22)     (0.51)    (0.45)    (0.53)   (0.57)   (0.56)
--------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                    $ 9.38     $ 9.45    $ 8.99    $ 9.97   $ 9.78   $ 9.38
--------------------------------------------------------------------------------------------
Total Return                        1.58%++   11.10%    (5.41)%    7.56%   10.75%    1.47%
--------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $12,978     $7,808    $6,611    $4,411   $2,311   $1,443
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Other expenses                    1.37%+     1.37%     1.39%     1.40%    1.39%    1.38%
  Interest expense                    --         --      0.01      0.08     0.85     0.84
  Total expenses                    1.37+      1.37      1.40      1.48     2.24     2.22
  Net investment income             4.37+      5.67      4.77      4.63     5.70     5.71
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate              250%       280%      161%      334%     274%     420%

--------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from February 7, 1996 (inception date) to December 31, 1996.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


26 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                 2001/(1)(2)/    2000/(2)/  1999/(2)/   1998/(2)/      1997  1996/(3)/

--------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $ 9.45       $ 8.99     $ 9.97      $ 9.76    $ 9.34     $ 9.71
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                0.25         0.59       0.53        0.54      0.61       0.57
  Net realized and unrealized
   gain (loss)                        (0.06)        0.45      (0.98)       0.26      0.44      (0.37)
--------------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                       0.19         1.04      (0.45)       0.80      1.05       0.20
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.26)       (0.58)     (0.53)      (0.59)    (0.63)     (0.56)
  Capital                                --           --      (0.00)*        --        --      (0.01)
--------------------------------------------------------------------------------------------------------
Total Distributions                   (0.26)       (0.58)     (0.53)      (0.59)    (0.63)     (0.57)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                       $ 9.38       $ 9.45     $ 8.99      $ 9.97    $ 9.76     $ 9.34
--------------------------------------------------------------------------------------------------------
Total Return                           2.00%++     12.02%     (4.61)%      8.42%    11.73%      2.30%++
--------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)              $177,224     $228,898   $213,170    $191,253  $109,909    $39,667
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Other expenses                       0.58%+       0.58%      0.59%       0.59%     0.58%      0.44%+
  Interest expense                       --           --       0.01        0.08      0.85       0.84+
  Total expenses                       0.58+        0.58       0.60        0.67      1.43       1.28+
  Net investment income                5.22+        6.47       5.57        5.43      6.46       6.49+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 250%         280%       161%        334%      274%       420%

--------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from February 7, 1996 (inception date) to December 31, 1996.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


27 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                     Class Z Shares                   Class 1 Shares
-                                          -------------------------------      -----------------------
                                           2001/(1)(2)/ 2000/(2)/ 1999/(2)(3)/  2001/(1)(2)/  2000/(2)(4)/

-----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                          $ 9.44     $ 8.99      $ 9.97        $ 9.47        $ 9.17
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.25       0.58        0.52          0.24          0.12
  Net realized and unrealized gain (loss)      (0.06)      0.45       (0.97)        (0.07)         0.38
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.19       1.03       (0.45)         0.17          0.50
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.26)     (0.58)      (0.53)        (0.25)        (0.20)
  Capital                                         --         --       (0.00)*          --            --
-----------------------------------------------------------------------------------------------------------
Total Distributions                            (0.26)     (0.58)      (0.53)        (0.25)        (0.20)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 9.37     $ 9.44      $ 8.99        $ 9.39        $ 9.47
-----------------------------------------------------------------------------------------------------------
Total Return                                    2.00%++   11.91%      (4.61)%++      1.85%++       5.47%++
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $70,425    $64,043     $63,009      $119,121      $126,527
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Other expenses                                0.59%+     0.59%       0.63%+        0.75%+        0.58%+
  Interest expense                                --         --        0.01+           --            --
  Total expenses                                0.59+      0.59        0.64+         0.75+         0.58+
  Net investment income                         5.19+      6.47        5.53+         5.04+         6.09+
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          250%       280%        161%          250%          280%
-----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from January 4, 1999 (inception date) to December 31, 1999.
(4) For the period from September 12, 2000 (inception date) to December 31,
    2000.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


28 Smith Barney Government Securities Fund | 2001 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                                  GOVERNMENT
                                SECURITIES FUND



              DIRECTORS               INVESTMENT ADVISER
              Paul R. Ades            AND ADMINISTRATOR
              Herbert Barg            Smith Barney Fund
              Dwight B. Crane          Management LLC
              Frank J. Hubbard
              Heath B. McLendon,      DISTRIBUTORS
               Chairman               Salomon Smith Barney Inc.
              Jerome Miller           PFS Distributors, Inc.
              Ken Miller
                                      CUSTODIAN
              John F. White, Emeritus PFPC Trust Company

              OFFICERS                TRANSFER AGENT
              Heath B. McLendon       Citi Fiduciary Trust Company
              President and           125 Broad Street, 11th Floor
              Chief Executive Officer New York, New York 10004

              Lewis E. Daidone        SUB-TRANSFER AGENT
              Senior Vice President   PFPC Global Fund Services
              and Treasurer           P.O. Box 9699
                                      Providence, Rhode Island
              James E. Conroy         02940-9699
              Vice President and
              Investment Officer

              Paul A. Brook
              Controller

              Christina T. Sydor
              Secretary

  Smith Barney Government Securities Fund





  This report is submitted for the general information of the shareholders of Smith Barney Investment Funds -- Smith Barney Government Securities Fund. But it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY GOVERNMENT SECURITIES FUND
  Smith Barney Mutual Funds
  7 World Trade Center
  New York, New York 10048

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money. www.smithbarney.com/mutualfunds


 [LOGO] Salomon Smith Barney
 A member of citigroup
 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
 FD0408 8/01

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                             PEACHTREE GROWTH FUND

--------------------------------------------------------------------------------

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2001



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

[PHOTO]
                               DENNIS A JOHNSON
                               PORTFOLIO MANAGER


         Classic Series
   [GRAPHIC]


 Semi-Annual Report . June 30, 2001

 SMITH BARNEY
 PEACHTREE GROWTH FUND

      DENNIS A. JOHNSON

      Dennis A. Johnson, CFA, has more than 20 years of securities business experience.

      Education: BS in Economics from the Virginia Military Institute, MS in Finance from Virginia Commonwealth University.

      FUND OBJECTIVE

      The Fund seeks capital appreciation by investing principally in the common stocks of leading mid- and large-cap companies in a wide range of industries.

      FUND FACTS

      FUND INCEPTION
            -----------------
      July 3, 1995

      MANAGER TENURE
            -----------------
      4 Years

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
            -----------------
      20 Years

                                      CLASS A CLASS B CLASS L

                  --------------------------------------------
                  NASDAQ              SBOAX   SBOBX   SBOLX
                  --------------------------------------------
                  INCEPTION           7/3/95  7/3/95  8/8/95
                  --------------------------------------------

Average Annual Total Returns as of June 30, 2001

                                    Without Sales Charges/(1)/

                                 Class A/(2)/ Class B/(2)/ Class L
             -------------------------------------------------------
             Six-Month+            (15.45)%     (15.83)%   (15.80)%
             -------------------------------------------------------
             One-Year              (32.30)      (32.90)    (33.22)
             -------------------------------------------------------
             Five-Year               3.71         2.88       2.75
             -------------------------------------------------------
             Since Inception++       7.78         7.03       5.05
             -------------------------------------------------------

                                     With Sales Charges/(3)/

                                 Class A/(2)/ Class B/(2)/ Class L
             -------------------------------------------------------
             Six-Month+            (19.68)%     (20.04)%   (17.50)%
             -------------------------------------------------------
             One-Year              (35.69)      (35.39)    (34.38)
             -------------------------------------------------------
             Five-Year               2.65         2.78       2.54
             -------------------------------------------------------
             Since Inception++       7.01         7.03       4.87
             -------------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Performance calculations for Class A and B shares include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust, which was the predecessor fund, for the period from May 3, 1994 through June 30, 1995.

/(3)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception date for Class A and B shares is July 3, 1995. Inception date for
   Class L shares is August 8, 1995.


What's Inside
Letter to Our Shareholders .................................................. 1
Historical Performance....................................................... 3
Fund at a Glance............................................................. 5
Schedule of Investments...................................................... 6
Statement of Assets and Liabilities.......................................... 8
Statement of Operations...................................................... 9
Statements of Changes in Net Assets......................................... 10
Notes to Financial Statements............................................... 11
Financial Highlights........................................................ 16


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Dear Shareholder,

We are pleased to present the semi-annual report for Smith Barney Peachtree Growth Fund ("Fund") for the period ended June 30, 2001. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. We hope you find this report to be useful and informative.

Performance Update

For the six months ended June 30, 2001, the Fund's Class A shares reported a total return of a negative 15.45% without sales charges. In comparison, the Standard & Poor's 500 Index ("S&P 500)/1/ and Russell 1000 Growth Index/2/ returned negative 6.69% and negative 14.24%, respectively, for the same period. (Past performance is not indicative of future results.)

Investment Strategy and Portfolio Update

As the Fund's managers, we have specific criteria that we look for in every company in which we invest. As long as a particular holding meets these criteria, it will remain in the Fund's portfolio. When the criteria are no longer met, the security is sold and replaced with one that meets our strict parameters.

Our approach to investing is primarily bottom-up./3/ We seek to identify companies that we believe will provide the best returns to our shareholders over the long term, while at the same time trying to minimize risk. We strive to keep the Fund fully invested at all times.

Market and Portfolio Outlook

The Fund's performance during the period mirrored the volatility of the overall stock market. The Fund was hard hit during the first three months of 2001--a period during which there was a high level of concern about the slowing U.S. economy and the continuing deterioration in corporate earnings in spite of aggressive easing by the U.S. Federal Reserve Board ("Fed").

The Fund's performance rebounded in the second quarter of 2001 delivering a return of 11.02%--compared to the performance of the stock market as measured by S&P 500 which provided a return of 5.85% for the same period. During that time, the Fed continued its policy of lowering interest--rates and the economy showed some initial signs of resilience. Several economically sensitive stocks that had experienced price pressure in the first three months of 2001 recovered from their lower levels. The strong relative performance of the second quarter was not sufficient, however, to return the Fund's performance back into positive territory.

The first half of 2001 witnessed a significant rotation between market sectors. This rotation and the sensitivity of our investment process to such movements necessitated the need for above average turnover/4/ in the Fund. During the first three months of the year, we reduced the Fund's exposure to the energy sector by selling positions in BJ Services Co., Rowan Drilling, and Reliant Energy Inc. In turn, we continued to increase our investment in the technology sector with the addition of Cisco Systems, Inc., Autodesk, Inc., Intuit, Inc. and Siebel Systems, Inc.

--------
1 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) Please note that an investor cannot invest directly in an index.
3 Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.
4 Turnover is a measure of the Fund's trading activity, expressed as a percentage of its average total assets. There is no assurance that the Fund will maintain its current level of turnover.


1 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

The second quarter of 2001 brought a significant reduction in equity market volatility, and hence, portfolio turnover for the Fund. At the same time, we continued to actively pursue our bottom-up research process and apply our findings to the Fund's security selection process. Our research indicated that several economically sensitive stocks had reached attractive valuations, prompting us to take positions in General Motors Corp., Norfolk Southern Corp. and Avon Products.

Looking forward, we believe the economy will improve and interest rates will remain within a narrow band. Because inflation remains in check, we believe the Fed has room to further reduce interest rates, if necessary. Based on these assumptions, we believe the stock market will work its way to higher levels in the months and quarters ahead. Specifically, we anticipate that the technology, financial and industrial stocks will provide market leadership. Consequently, we have structured the Fund to have considerable representation in these sectors. Our research indicates that several companies in these sectors may be well positioned to experience a cyclical recovery in their earnings growth rates and subsequently experience a positive impact on their stock valuations. Of course, there can be no guarantees that our expectations will, in fact, materialize.

In closing, while investor sentiment may be improving, there continues to be a considerable amount of skepticism in the market. We believe that the crosscurrents of economic data, corporate profits and investor sentiment will continue to cause market volatility in the near future.

Thank you for your investment in the Smith Barney Peachtree Growth Fund. We look forward to serving your investment needs in the future.

Respectfully submitted,

/s/ Heath B. McLendon
Heath B. McLendon
Chairman

July 12, 2001


/s/ Dennis A. Johnson
Dennis A. Johnson, CFA
President and Chief Investment Officer,
Peachtree Asset Management

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 6 and 7 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of June 30, 2001 and is subject to change.


2 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class A Shares



                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $11.20    $ 9.47     $0.00      $ 0.00       $0.00      (15.45)%+
--------------------------------------------------------------------------------------
12/31/00                 19.10     11.20      0.00        4.39        0.02      (20.13)
--------------------------------------------------------------------------------------
12/31/99                 17.71     19.10      0.00        2.09        0.00       19.88
--------------------------------------------------------------------------------------
12/31/98                 13.41     17.71      0.00        0.13        0.00       33.13
--------------------------------------------------------------------------------------
12/31/97                 13.80     13.41      0.00        1.07        0.00        5.18
--------------------------------------------------------------------------------------
12/31/96                 14.31     13.80      0.11        2.26        0.00       13.96
--------------------------------------------------------------------------------------
Inception* -- 12/31/95   13.36     14.31      0.02        0.93        0.00       14.61+
--------------------------------------------------------------------------------------
 Total                                       $0.13      $10.87       $0.02
--------------------------------------------------------------------------------------

 Historical Performance -- Class B Shares

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $10.61    $ 8.93     $0.00      $ 0.00       $0.00      (15.83)%+
--------------------------------------------------------------------------------------
12/31/00                 18.50     10.61      0.00        4.39        0.02      (20.74)
--------------------------------------------------------------------------------------
12/31/99                 17.35     18.50      0.00        2.09        0.00       18.88
--------------------------------------------------------------------------------------
12/31/98                 13.24     17.35      0.00        0.13        0.00       32.11
--------------------------------------------------------------------------------------
12/31/97                 13.74     13.24      0.00        1.07        0.00        4.40
--------------------------------------------------------------------------------------
12/31/96                 14.27     13.74      0.02        2.26        0.00       13.12
--------------------------------------------------------------------------------------
Inception* -- 12/31/95   13.36     14.27      0.00        0.93        0.00       14.15+
--------------------------------------------------------------------------------------
 Total                                       $0.02      $10.87       $0.02
--------------------------------------------------------------------------------------

 Historical Performance -- Class L Shares

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $10.57    $ 8.90     $0.00      $ 0.00       $0.00      (15.80)%+
--------------------------------------------------------------------------------------
12/31/00                 18.54     10.57      0.00        4.39        0.02      (21.19)
--------------------------------------------------------------------------------------
12/31/99                 17.41     18.54      0.00        2.09        0.00       18.67
--------------------------------------------------------------------------------------
12/31/98                 13.28     17.41      0.00        0.13        0.00       32.17
--------------------------------------------------------------------------------------
12/31/97                 13.78     13.28      0.00        1.07        0.00        4.38
--------------------------------------------------------------------------------------
12/31/96                 14.29     13.78      0.02        2.26        0.00       13.24
--------------------------------------------------------------------------------------
Inception* -- 12/31/95   14.05     14.29      0.00        0.93        0.00        8.69+
--------------------------------------------------------------------------------------
 Total                                       $0.02      $10.87       $0.02
--------------------------------------------------------------------------------------



3 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class Y Shares


                                Net Asset Value
                              -------------------
                              Beginning    End     Income   Capital Gain    Return      Total
Period Ended                  of Period of Period Dividends Distributions of Capital  Returns/(1)/

---------------------------------------------------------------------------------------------------
6/30/01                        $11.40    $ 9.69     $0.00       $0.00       $0.00       (15.00)%+
----------------------------------------------------------------------------------------------
12/31/00                        19.29     11.40      0.00        4.39        0.02       (19.88)
----------------------------------------------------------------------------------------------
12/31/99                        17.79     19.29      0.00        2.09        0.00        20.41
----------------------------------------------------------------------------------------------
12/31/98                        13.42     17.79      0.00        0.13        0.00        33.62
----------------------------------------------------------------------------------------------
Inception* -- 12/31/97          14.86     13.42      0.00        1.07        0.00        (2.25)+
----------------------------------------------------------------------------------------------
  Total                                             $0.00       $7.68       $0.02
----------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

 Average Annual Total Returns

                                                             Without Sales Charges/(1)/
                                                      ---------------------------------------
                                                      Class A/(2)/ Class B/(2)/ Class L  Class Y
---------------------------------------------------------------------------------------------
Six Months Ended 6/30/01+                               (15.45)%     (15.83)%   (15.80)% (15.00)%
---------------------------------------------------------------------------------------------
Year Ended 6/30/01                                      (32.30)      (32.90)    (33.22)  (31.88)
---------------------------------------------------------------------------------------------
Five Years Ended 6/30/01                                  3.71         2.88       2.75      N/A
---------------------------------------------------------------------------------------------
Inception* through 6/30/01                                7.78         7.03       5.05     1.87
---------------------------------------------------------------------------------------------

                                                               With Sales Charges/(3)/
                                                      ---------------------------------------
                                                      Class A/(2)/ Class B/(2)/ Class L  Class Y
---------------------------------------------------------------------------------------------
Six Months Ended 6/30/01+                               (19.68)%     (20.04)%   (17.50)% (15.00)%
---------------------------------------------------------------------------------------------
Year Ended 6/30/01                                      (35.69)      (35.39)    (34.38)  (31.88)
---------------------------------------------------------------------------------------------
Five Years Ended 6/30/01                                  2.65         2.78       2.54      N/A
---------------------------------------------------------------------------------------------
Inception* through 6/30/01                                7.01         7.03       4.87     1.87
---------------------------------------------------------------------------------------------

 Cumulative Total Returns

                                                                    Without Sales Charges/(1)/
--------------------------------------------------------------------------------------------
Class A (May 3, 1994 through 6/30/01)/(2)/                                    71.00%
--------------------------------------------------------------------------------------------
Class B (May 3, 1994 through 6/30/01)/(2)/                                    62.64
--------------------------------------------------------------------------------------------
Class L (Inception* through 6/30/01)                                          33.70
--------------------------------------------------------------------------------------------
Class Y (Inception* through 6/30/01)                                           7.11
--------------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Performance calculations for Class A and B shares include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust, which was the predecessor fund, for the period from May 3, 1994 through June 30, 1995.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 * Inception dates for Class A, B, L and Y shares are July 3, 1995, July 3, 1995, August 8, 1995 and October 15, 1997, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.


4 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Smith Barney Peachtree Growth Fund at a Glance (unaudited)


Growth of $10,000 Invested in Class A and B Shares of the Smith Barney Peachtree Growth Fund vs. Standard & Poor's 500 Index, Russell 1000 Growth Index and Russell 2000 Index+

--------------------------------------------------------------------------------
                             May 1994 -- June 2001
                  Smith Barney   Smith Barney
                    Peachtree      Peachtree    Russell             Standard
                   Growth Fund    Growth Fund     1000    Russell   & Poor's
                   --Class A      --Class B      Growth     2000      500
                    Shares         Shares        Index     Index     Index
   May 3, 1994       9,501         10,000       10,000     10,000    10,000
   Dec 1994          9,606         10,119       11,012     10,027    10,346
   Dec 1995         12,576         13,144       15,106     12,880    14,229
   Dec 1996         14,331         14,868       18,598     15,005    17,494
   Dec 1997         15,074         15,522       24,268     18,361    23,329
   Dec 1998         20,068         20,507       33,661     17,894    30,001
   Dec 1999         24,056         24,380       44,822     21,696    36,310
   Dec 2000         19,215         19,324       34,772     21,041    33,006
   Jun 30, 2001     16,247         16,264       29,821     22,502    30,798


+Hypothetical illustration of $10,000 invested in Class A and B shares on May
 3, 1994 (inception of Common Sense II Aggressive Opportunity Fund of the Common Sense Trust ("Common Sense") which was the predecessor Fund), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares and reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. (Performance calculations include the historical return information related to Common Sense for the period from May 3, 1994 through June 30, 1995). The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

*It is the opinion of management that the Standard & Poor's 500 Index more accurately reflects the current composition of the Smith Barney Peachtree Growth Fund than the Russell 2000 Index and Russell 1000 Growth Index. In future reporting, the Standard & Poor's 500 Index will be used as a basis of comparison of total return performance rather than the Russell 2000 Index and Russell 1000 Growth Index.

                         Industry Diversification++**



                      [CHART]

                      Computer Software & Hardware   18.1%
                      Diversified Manufacturing       3.1%
                      Drugs/Health Care              11.3%
                      Electronics/Semiconductors     17.3%
                      Financial Services             15.0%
                      Insurance                       4.2%
                      Internet                        5.6%
                      Retail                          4.0%
                      Telecommunications              4.7%
                      Transportation                  4.5%
                      Other                          12.2%




                             Top Ten Holdings++**


 1. NVIDIA Corp.................. 3.5%
 2. Tyco International Ltd....... 3.1.
 3. IVAX Corp.................... 3.0.
 4. AOL Time Warner Inc.......... 2.9.
 5. Atmel Corp................... 2.5.
 6. Merrill Lynch & Co., Inc..... 2.5.
 7. Cephalon, Inc................ 2.5.
 8. Lehman Brothers Holdings Inc. 2.5.
 9. Cirrus Logic, Inc............ 2.4.
10. Celestica Inc................ 2.4.

++All information is as of June 30, 2001. Please note that holdings are subject to change.
**As a percentage of total common stock


5 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited)                              June 30, 2001



       SHARES                          SECURITY                     VALUE

------------------------------------------------------------------------------
COMMON STOCK -- 99.6%
Advertising -- 2.3%
    85,000            Omnicom Group Inc.+                        $  7,310,000
-----------------------------------------------------------------------------
Aerospace/Defense -- 2.2%
   128,000            The Boeing Co.+                               7,116,800
-----------------------------------------------------------------------------
Brewery -- 2.0%
   152,000            Anheuser-Busch Cos., Inc.                     6,262,400
-----------------------------------------------------------------------------
Computer Software and Hardware -- 18.1%
   266,000            Apple Computer, Inc.*                         6,184,500
   195,000            Autodesk, Inc.                                7,273,500
   177,000            BMC Software, Inc.*                           3,989,580
   243,000            Cisco Systems, Inc.*                          4,422,600
   102,000            EMC Corp.+*                                   2,963,100
   180,000            Intuit, Inc.*                                 7,198,200
   120,000            NVIDIA Corp.*                                11,130,000
   265,900            Oracle Corp.+*                                5,052,100
   121,000            Siebel Systems, Inc.+*                        5,674,900
   239,600            Sun Microsystems Inc.*                        3,766,512
-----------------------------------------------------------------------------
                                                                   57,654,992
-----------------------------------------------------------------------------
Cosmetics and Toiletries -- 2.1%
   143,000            Avon Products, Inc.+                          6,618,040
-----------------------------------------------------------------------------
Diversified Manufacturing -- 3.1%
   183,300            Tyco International Ltd.+                      9,989,850
-----------------------------------------------------------------------------
Drugs/Healthcare -- 11.2%
   110,700            Cephalon, Inc.+*                              7,804,350
   242,375            IVAX Corp.+                                   9,452,625
   159,000            Pfizer Inc.                                   6,367,950
   160,930            Pharmacia Corp.                               7,394,734
   104,400            Universal Health Services, Inc.               4,750,200
-----------------------------------------------------------------------------
                                                                   35,769,859
-----------------------------------------------------------------------------
Electronics/Semiconductor -- 17.2%
   218,000            Advanced Micro Devices, Inc.+*                6,295,840
   121,000            Applied Micro Circuits Corp.*                 2,081,200
   596,900            Atmel Corp.*                                  8,052,181
   146,900            Celestica Inc.+*                              7,565,350
   330,000            Cirrus Logic, Inc.*                           7,599,900
   113,700            Linear Technology Corp.                       5,027,814
   149,000            Micron Technology, Inc.+                      6,123,900
   181,400            Sanmina Corp.+*                               4,246,574
   200,000            Tektronix, Inc.*                              5,430,000
   113,700            Vitesse Semiconductor Corp.*                  2,392,248
-----------------------------------------------------------------------------
                                                                   54,815,007
-----------------------------------------------------------------------------
Financial Services -- 14.9%
   141,000            American Express Co.                          5,470,800
   110,000            Capital One Financial Corp.                   6,600,000
   100,000            Lehman Brothers Holdings Inc.                 7,775,000
   215,100            MBNA Corp.                                    7,087,545
   132,300            Merrill Lynch & Co., Inc.                     7,838,775
    96,000            Morgan Stanley Dean Witter & Co.              6,166,080
   253,000            SouthTrust Corp.                              6,578,000
-----------------------------------------------------------------------------
                                                                   47,516,200
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.


6 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited) (continued)                  June 30, 2001




  SHARES                                        SECURITY                                         VALUE

-----------------------------------------------------------------------------------------------------------
Insurance -- 4.2%
   209,000 AFLAC Inc.                                                                         $  6,581,410
   237,300 Oxford Health Plans, Inc.*                                                            6,786,780
----------------------------------------------------------------------------------------------------------
                                                                                                13,368,190
----------------------------------------------------------------------------------------------------------
Internet -- 5.6%
   176,600 AOL Time Warner Inc.*                                                                 9,359,800
    72,700 Ariba, Inc.*                                                                            399,850
   263,700 Commerce One, Inc.*                                                                   1,540,008
   461,760 Earthlink, Inc.*                                                                      6,510,816
----------------------------------------------------------------------------------------------------------
                                                                                                17,810,474
----------------------------------------------------------------------------------------------------------
Oil and Gas -- 2.0%
   191,000 The Williams Cos., Inc.                                                               6,293,450
----------------------------------------------------------------------------------------------------------
Pipelines -- 1.6%
   103,000 Enron Corp.+                                                                          5,047,000
----------------------------------------------------------------------------------------------------------
Retail -- 4.0%
   136,000 Federated Department Stores, Inc.*                                                    5,780,000
   110,000 Kohl's Corp.*                                                                         6,900,300
----------------------------------------------------------------------------------------------------------
                                                                                                12,680,300
----------------------------------------------------------------------------------------------------------
Telecommunications -- 4.7%
   230,800 Harris Corp.                                                                          6,280,068
    96,000 JDS Uniphase Corp.*                                                                   1,224,000
    74,000 Juniper Networks, Inc.*                                                               2,301,400
   221,000 Polycom, Inc.*                                                                        5,102,890
----------------------------------------------------------------------------------------------------------
                                                                                                14,908,358
----------------------------------------------------------------------------------------------------------
Transportation -- 4.4%
   108,000 General Motors Corp.                                                                  6,949,800
   348,000 Norfolk Southern Corp.                                                                7,203,600
----------------------------------------------------------------------------------------------------------
                                                                                                14,153,400
----------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $396,895,836)                                                              317,314,320
----------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                        SECURITY                                         VALUE

-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
$1,196,000 Goldman, Sachs & Co., 3.920% due 7/2/01; Proceeds at maturity -- $1,196,391;
             (Fully collateralized by U.S. Treasury Bills, Notes and Bonds, 0.000% to 14.250%
             due 7/31/01 to 8/15/05; Market value -- $1,219,921) (Cost -- $1,196,000)            1,196,000
----------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $398,091,836**)                                                           $318,510,320
----------------------------------------------------------------------------------------------------------

 +All or a portion of this security is on loan (See Note 6).
 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


7 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Statement of Assets and Liabilities (unaudited)                  June 30, 2001



ASSETS:
   Investments, at value (Cost -- $398,091,836)                      $318,510,320
   Cash                                                                       561
   Collateral for securities on loan (Note 6)                          57,042,786
   Dividends and interest receivable                                       39,759
------------------------------------------------------------------------
   Total Assets                                                       375,593,426
------------------------------------------------------------------------
LIABILITIES:
   Payable for securities on loan (Note 6)                             57,042,786
   Management fee payable                                                 247,736
   Accrued expenses                                                       205,550
------------------------------------------------------------------------
   Total Liabilities                                                   57,496,072
------------------------------------------------------------------------
Total Net Assets                                                     $318,097,354
------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                       $     33,611
   Capital paid in excess of par value                                465,907,411
   Accumulated net investment loss                                     (1,991,802)
   Accumulated net realized loss from security transactions           (66,270,350)
   Net unrealized depreciation of investments                         (79,581,516)
------------------------------------------------------------------------
Total Net Assets                                                     $318,097,354
------------------------------------------------------------------------
Shares Outstanding:
   Class A                                                              8,655,580
----------------------------------------------------------------------------------
   Class B                                                              7,469,849
----------------------------------------------------------------------------------
   Class L                                                                 42,972
----------------------------------------------------------------------------------
   Class Y                                                             17,442,741
----------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                           $9.47
----------------------------------------------------------------------------------
   Class B *                                                                $8.93
----------------------------------------------------------------------------------
   Class L **                                                               $8.90
----------------------------------------------------------------------------------
   Class Y (and redemption price)                                           $9.69
----------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net asset value
     per share)                                                             $9.97
----------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value
     per share)                                                             $8.99
------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                      See Notes to Financial Statements.


8 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Statement of Operations (unaudited)     For the Six Months Ended June 30, 2001


INVESTMENT INCOME:
   Dividends                                                     $    677,084
   Interest                                                           265,444
   Less: Foreign withholding tax                                       (8,933)
-----------------------------------------------------------------------------
   Total Investment Income                                            933,595
-----------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                          1,617,817
   Shareholder and system servicing fees                              703,596
   Distribution fee (Note 2)                                          466,423
   Shareholder communications                                          55,696
   Registration fees                                                   36,425
   Audit and legal                                                     18,212
   Directors' fees                                                     11,483
   Custody                                                             11,404
   Other                                                                4,341
-----------------------------------------------------------------------------
   Total Expenses                                                   2,925,397
-----------------------------------------------------------------------------
Net Investment Loss                                                (1,991,802)
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
   Realized Loss From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                          302,836,971
     Cost of securities sold                                      349,465,695
-----------------------------------------------------------------------------
   Net Realized Loss                                              (46,628,724)
-----------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments:
     Beginning of period                                          (70,327,091)
     End of period                                                (79,581,516)
-----------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                         (9,254,425)
-----------------------------------------------------------------------------
Net Loss on Investments                                           (55,883,149)
-----------------------------------------------------------------------------
Decrease in Net Assets From Operations                           $(57,874,951)
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.


9 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Statements of Changes in Net Assets



For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

                                                       2001          2000

--------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss                             $ (1,991,802) $  (2,507,841)
   Net realized gain (loss)                         (46,628,724)    82,092,668
   Increase in net unrealized depreciation           (9,254,425)  (171,903,523)
------------------------------------------------------------------------------
   Decrease in Net Assets From Operations           (57,874,951)   (92,318,696)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                        --   (110,167,067)
   Capital                                                   --       (460,214)
------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to
     Shareholders                                            --   (110,627,281)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                  24,866,554    197,809,301
   Net asset value of shares issued for
     reinvestment of dividends                               --     55,403,876
   Cost of shares reacquired                        (24,030,642)  (122,101,884)
------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share
     Transactions                                       835,912    131,111,293
------------------------------------------------------------------------------
Decrease in Net Assets                              (57,039,039)   (71,834,684)

NET ASSETS:
   Beginning of period                              375,136,393    446,971,077
------------------------------------------------------------------------------
   End of period*                                  $318,097,354  $ 375,136,393
------------------------------------------------------------------------------
* Includes accumulated net investment loss of:      $(1,991,802)            --
------------------------------------------------------------------------------

                      See Notes to Financial Statements.


10 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Notes to Financial Statements (unaudited)



1. Significant Accounting Policies

The Smith Barney Peachtree Growth Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund, Smith Barney Premier Selections Large Cap Fund and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities, other than U.S. government agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) gains or losses on the sale of securities are calculated using the specific identification method; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (k) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and
(m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Portfolio. The Portfolio pays SBFM a management fee calculated at an annual rate of 1.00% of the average daily net assets up to $250 million and 0.85% of the average daily net assets in excess of $250 million. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of


11 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2001, the Portfolio paid transfer agent fees of $5,541 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers continue to sell Portfolio shares to the public as members of the selling group. For the six months ended June 30, 2001, SSB and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CSDC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2001, SSB received sales charges of approximately $1,000 for Class A shares. In addition, CDSCs paid to SSB were approximately $2,000 for Class B shares.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended June 30, 2001, total Distribution Plan fees incurred by the Portfolio were:

                                                            Class A  Class B  Class L

--------------------------------------------------------------------------------------
Distribution Plan Fees                                      $109,545 $354,810 $2,068
-------------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

------------------------------------------------------------------------
Purchases                                                   $314,577,641
------------------------------------------------------------------------
Sales                                                        302,836,971
------------------------------------------------------------------------

At June 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------
Gross unrealized appreciation                               $ 15,400,148
Gross unrealized depreciation                                (94,981,664)
------------------------------------------------------------------------
Net unrealized depreciation                                 $(79,581,516)
------------------------------------------------------------------------

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option,


12 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At June 30, 2001, the Portfolio did not hold any purchased call or put option contracts.

When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When a written index option is exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended June 30, 2001, the Portfolio did not enter into any written covered call or put option contracts.

6. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2001, the Portfolio loaned common stocks having a value of approximately $56,285,129 and holds the following collateral for loaned securities:

Security Description                                           Value

------------------------------------------------------------------------
Time Deposits:
 Bank Brussels, 4.16% due 7/2/01                            $ 9,210,056
 Caisse Des Depots et Consignations, 4.13% due 7/2/01        11,959,325
 SE Banken, 4.16% due 7/2/01                                  9,210,056
 UBS Securities, 4.13% due 7/2/01                             6,598,249
 Union Bank of Switzerland, 4.06% due 7/2/01                    988,064
Floating Rate Notes:
 Bear Stearns Co.:
   6.68% due 7/13/01                                          3,232,261
   6.59% due 8/3/01                                             728,350
   6.50% due 9/12/01                                          3,701,571
 Morgan Stanley, 5.10% due 10/9/01                            6,701,667
 Bear Stearns Co., 4.45% due 10/30/01                         2,036,642
Floating Rate C.D.:
 First Union, 5.70% due 2/6/02                                2,676,545
-----------------------------------------------------------------------
Total                                                       $57,042,786
-----------------------------------------------------------------------

For the six months ended June 30, 2001, interest income earned from securities lending was $39,588.


13 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

7. Capital Shares

At June 30, 2001, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2001, total paid-in capital amounted to the following for each class:

                        Class A      Class B    Class L    Class Y

----------------------------------------------------------------------
Total Paid-in Capital $120,217,575 $105,395,321 $666,144 $239,661,982
---------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                  Six Months Ended             Year Ended
                                    June 30, 2001           December 31, 2000
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount

----------------------------------------------------------------------------------
Class A
Shares sold                    1,380,223  $ 14,600,146   5,513,172  $ 99,366,409
Shares issued on reinvestment         --            --   2,384,452    29,644,420
Shares reacquired             (1,571,160)  (16,456,845) (5,522,267)  (98,549,002)
--------------------------------------------------------------------------------
Net Increase (Decrease)         (190,937) $ (1,856,699)  2,375,357  $ 30,461,827

----------------------------------------------------------------------------------
Class B
Shares sold                      676,246  $  6,387,289   1,418,857  $ 25,077,443
Shares issued on reinvestment         --            --   2,086,526    24,608,965
Shares reacquired               (783,740)   (7,397,986) (1,060,960)  (18,549,882)
--------------------------------------------------------------------------------
Net Increase (Decrease)         (107,494) $ (1,010,697)  2,444,423  $ 31,136,526

----------------------------------------------------------------------------------
Class L
Shares sold                        2,028  $     18,995       6,483  $    115,059
Shares issued on reinvestment         --            --      12,809       151,339
Shares reacquired                 (5,277)      (53,134)     (7,778)     (136,650)
--------------------------------------------------------------------------------
Net Increase (Decrease)           (3,249) $    (34,139)     11,514  $    129,748

----------------------------------------------------------------------------------
Class Y
Shares sold                      334,499  $  3,860,124   5,613,336  $ 73,250,390
Shares issued on reinvestment         --            --      78,941       999,152
Shares reacquired                (10,080)     (122,677)   (383,511)   (4,866,350)
--------------------------------------------------------------------------------
Net Increase                     324,419  $  3,737,447   5,308,766  $ 69,383,192

----------------------------------------------------------------------------------



14 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

 Financial Highlights


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                           2001/(1)(2)/  2000/(2)/  1999/(2)/ 1998/(2)/    1997      1996

---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.20       $19.10     $17.71   $13.41    $13.80    $14.31
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                (0.08)       (0.10)     (0.12)   (0.07)     0.03      0.01
 Net realized and unrealized gain (loss)     (1.65)       (3.39)      3.60     4.50      0.65      1.85
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (1.73)       (3.49)      3.48     4.43      0.68      1.86
------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --         --       --        --     (0.11)
 Net realized gains                             --        (4.39)     (2.09)   (0.13)    (1.07)    (2.26)
 Capital                                        --        (0.02)        --       --        --        --
------------------------------------------------------------------------------------------------------
Total Distributions                             --        (4.41)     (2.09)   (0.13)    (1.07)    (2.37)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 9.47       $11.20     $19.10   $17.71    $13.41    $13.80
------------------------------------------------------------------------------------------------------
Total Return                                (15.45)%++   (20.13)%    19.88%   33.13%     5.18%    13.96%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $81,936      $99,083   $123,593  $86,712   $67,349   $72,180
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     2.13%+       1.33%      1.44%    1.40%     1.67%     1.78%
 Net investment income (loss)                (1.58)+      (0.57)     (0.64)   (0.48)     0.22      0.13
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         92%         153%        94%      93%      227%      183%
------------------------------------------------------------------------------------------------------

Class B Shares                           2001/(1)(2)/  2000/(2)/  1999/(2)/ 1998/(2)/    1997      1996

---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.61       $18.50     $17.35   $13.24    $13.74    $14.27
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.12)       (0.23)     (0.26)   (0.19)    (0.07)    (0.09)
 Net realized and unrealized gain (loss)     (1.56)       (3.25)      3.50     4.43      0.64      1.84
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (1.68)       (3.48)      3.24     4.24      0.57      1.75
------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --         --       --        --     (0.02)
 Net realized gains                             --        (4.39)     (2.09)   (0.13)    (1.07)    (2.26)
 Capital                                        --        (0.02)        --       --        --        --
------------------------------------------------------------------------------------------------------
Total Distributions                             --        (4.41)     (2.09)   (0.13)    (1.07)    (2.28)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 8.93       $10.61     $18.50   $17.35    $13.24    $13.74
------------------------------------------------------------------------------------------------------
Total Return                                (15.83)%++   (20.74)%    18.88%   32.11%     4.40%    13.12%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $ 66,679     $ 80,364    $94,969  $59,062   $42,172  $ 43,148
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     3.07%+       2.11%      2.24%    2.21%     2.42%     2.53%
 Net investment loss                         (2.51)+      (1.36)     (1.44)   (1.29)    (0.53)    (0.63)
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         92%         153%        94%      93%      227%      183%
------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


15 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                           2001/(1)(2)/     2000/(2)/   1999/(2)/  1998/(2)(3)/       1997       1996

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.57        $18.54      $17.41        $13.28     $13.78     $14.29
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                            (0.12)        (0.31)      (0.32)        (0.18)     (0.05)     (0.08)
 Net realized and unrealized gain (loss)        (1.55)        (3.25)       3.54          4.44       0.62       1.85
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (1.67)        (3.56)       3.22          4.26       0.57       1.77
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             --            --          --            --         --      (0.02)
 Net realized gains                                --         (4.39)      (2.09)        (0.13)     (1.07)     (2.26)
 Capital                                           --         (0.02)         --            --         --         --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                --         (4.41)      (2.09)        (0.13)     (1.07)     (2.28)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 8.90        $10.57      $18.54        $17.41     $13.28     $13.78
-------------------------------------------------------------------------------------------------------------------
Total Return                                   (15.80)%++    (21.19)%     18.67%        32.17%      4.38%     13.24%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $382          $488        $644          $222       $203       $174
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        3.06%+        2.56%       2.56%         2.16%      2.41%      2.40%
 Net investment loss                            (2.50)+       (1.81)      (1.77)        (1.23)     (0.53)     (0.48)
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            92%          153%         94%           93%       227%       183%
-------------------------------------------------------------------------------------------------------------------

Class Y Shares                           2001/(1)(2)/     2000/(2)/   1999/(2)/     1998/(2)/  1997/(4)/

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $11.40        $19.29      $17.79        $13.42     $14.86
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   (0.02)        (0.04)      (0.04)        (0.02)      0.01
 Net realized and unrealized gain (loss)        (1.69)        (3.44)       3.63          4.52      (0.38)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (1.71)        (3.48)       3.59          4.50      (0.37)
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                                --         (4.39)      (2.09)        (0.13)     (1.07)
 Capital                                           --         (0.02)         --            --         --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                --         (4.41)      (2.09)        (0.13)     (1.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 9.69        $11.40      $19.29        $17.79     $13.42
-------------------------------------------------------------------------------------------------------------------
Total Return                                   (15.00)%++    (19.88)%     20.41%        33.62%     (2.25)%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $169,100      $195,201    $227,765      $187,546   $115,343
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.02%+        0.97%       1.00%         1.07%      1.10%+
 Net investment income (loss)                   (0.46)+       (0.22)      (0.20)        (0.14)      0.62+
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            92%          153%         94%           93%       227%
-------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) For the period from October 15, 1997 (inception date) to December 31, 1997. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


16 Smith Barney Peachtree Growth Fund | 2001 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                             PEACHTREE GROWTH FUND



DIRECTORS                   INVESTMENT MANAGER
Paul R. Ades                Smith Barney Fund
Herbert Barg                Management LLC
Dwight B. Crane
Frank G. Hubbard            DISTRIBUTORS
Heath B. McLendon, Chairman Salomon Smith Barney Inc.
Jerome Miller               PFS Distributors, Inc.
Ken Miller
                            CUSTODIAN
John F. White, Emeritus     PFPC Trust Company

OFFICERS                    TRANSFER AGENT
Heath B. McLendon           Citi Fiduciary Trust Company
President and               125 Broad Street, 11th Floor
Chief Executive Officer     New York, New York 10004

Lewis E. Daidone            SUB-TRANSFER AGENT
Senior Vice President       PFPC Global Fund Services
and Treasurer               P.O. Box 9699
                            Providence, Rhode Island
Dennis A. Johnson, CFA      02940-9699
President and
Chief Investment Officer
Peachtree Asset Management

Paul A. Brook
Controller

Christina T. Sydor
Secretary

   Smith Barney Peachtree Growth Fund




 This report is submitted for the general information of the shareholders of Smith Barney Peachtree Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PEACHTREE GROWTH FUND
 Smith Barney Mutual Funds
 7 World Trade Center
 New York, New York 10048

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds


 SalomonSmithBarney
 A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD01155 8/01

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                INVESTMENT GRADE
                                    BOND FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2001

            [LOGO SMITH BARNEY MUTUAL FUNDS] Smith Barney
                                             Mutual Funds
                 Your Serious Money Professionally Managed.(SM)

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

JAMES E. CONROY
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
JAMES E. CONROY
--------------------------------------------------------------------------------

James E. Conroy has more than 24 years of securities business experience

Education: BA in Economics from Muhlenberg College.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks a high level of current income and preservation of capital by investing principally in "investment-grade" fixed-income securities that are diversified across a range of issues, industries and maturity dates. Investment-grade securities are those with credit ratings within the four highest categories as evaluated by a major credit rating service.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
January 4, 1982

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
24 Years

                                Class A         Class B         Class C
--------------------------------------------------------------------------------
NASDAQ                           HGPBA           HGPBPB          HGBPL
--------------------------------------------------------------------------------
INCEPTION                       11/6/92          1/4/82         2/26/93
--------------------------------------------------------------------------------

[LOGO COLUMN] Classic Series

Semi-Annual Report o June 30, 2001

SMITH BARNEY INVESTMENT
GRADE BOND FUND

Average Annual Total Returns as of June 30, 2001

                            Without Sales Charges(1)

                              Class A               Class B              Class L
--------------------------------------------------------------------------------
Six-Month+                     4.29%                 3.96%                4.09%
--------------------------------------------------------------------------------
One-Year                      12.13                 11.41                11.59
Five-Year                      7.57                  7.01                 7.10
Ten-Year                        N/A                  8.80                  N/A
--------------------------------------------------------------------------------
Since Inception++              8.39                 10.56                 6.95
--------------------------------------------------------------------------------

                              With Sales Charges(2)

                              Class A               Class B             Class L
--------------------------------------------------------------------------------
Six-Month+                    (0.38)%               (0.54)%               2.04%
--------------------------------------------------------------------------------
One-Year                       7.09                  6.91                 9.52
Five-Year                      6.59                  6.86                 6.88
Ten-Year                        N/A                  8.80                  N/A
--------------------------------------------------------------------------------
Since Inception++              7.82                 10.56                 6.82
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges (OCDSCO) with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, January 4, 1982 and February 26, 1993, respectively.

--------------------------------------------------------------------------------

What's Inside

Letter to Our Shareholders ................................................    1
Historical Performance ....................................................    3
Fund at a Glance ..........................................................    6
Schedule of Investments ...................................................    7
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   14
Notes to Financial Statements .............................................   15
Financial Highlights ......................................................   19

            [LOGO SMITH BARNEY MUTUAL FUNDS] Smith Barney
                                             Mutual Funds
                 Your Serious Money Professionally Managed.(SM)

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Investment Grade Bond Fund ("Portfolio") for the period ended June 30, 2001. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Portfolio's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended June 30, 2001, the Portfolio's Class A shares, without sales charges, returned 4.29%. In comparison, the Lehman Brothers Long Term Corporate Bond Index ("Lehman Index")(1) and Salomon Smith Barney Corporate Index 10+ ("SSB Corporate Index")(2) returned 6.57% and 6.75%, respectively, for the same period. The Portfolio's Lipper Inc. ("Lipper")(3) peer group of corporate debt A-rated funds returned 3.44% for the same period. Past performance is not indicative of future results.

Investment Strategy

The Portfolio seeks as high a level of current income as is consistent with prudent investment management and preservation of capital by investing primarily in investment-grade(4) fixed-income securities. These are securities rated by a national ratings organization within one of the top four categories or, if unrated, judged by the manager to be of comparable credit quality. The Portfolio also may invest in U.S. government securities and U.S. dollar-denominated fixed-income securities of foreign issuers. The Portfolio may invest in securities having any maturity.

Market Update and Outlook

We believe two interconnected themes explain most of what occurred in the taxable fixed-income marketplace during the period. The first was a steepening of the U.S. Treasury yield curve(5), which was spurred on by the strong easing actions (i.e., reduction of short-term interest rates) of the U.S. Federal Reserve Board ("Fed"). The extent of the curve steepening can be best demonstrated by examining total returns generated along the benchmark U.S. Treasury curve during the first half: 30 years negative 3.05%, 10 years negative 0.53%, 5 years 2.58% and 2 years 3.50%. As these numbers reveal, in the highest quality sector of the bond market, U.S. Treasuries that had shorter maturities had the best returns during the period.

The second theme was a return of liquidity to the lower quality sectors, highlighted by a narrowing of credit spreads(6) between the lower and higher quality sectors of the corporate bond market. While the Fed easing had something to do with the credit spread narrowing, we believe a significant portion can simply be attributed to valuation adjustments on bonds for which prices were too extreme at year's end. While the steepening of the Treasury yield curve led to an underperformance of longer maturities for U.S. Treasury investors, the opposite occurred in the corporate bond market, as spread compression led to strong positive returns across the maturity spectrum.

----------
(1) The Lehman Index is composed of all publicly issued, fixed rate, non-convertible and dollar-denominated investment-grade corporate debt from a diverse range of industries with an average maturity of approximately 23 years. Please note that an investor cannot invest directly in an index.

(2) The SSB Corporate Index is an unmanaged broad-based index of corporate bonds with maturities greater than 10 years. Please note that an investor cannot invest directly in an index.

(3) Lipper is an independent mutual-fund tracking organization. Average annual total returns are calculated among 181 funds with reinvestment of dividends and capital gains, excluding sales charges.

(4) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality.

(5) The yield curve is the graphical representation of the relationship between yield and maturity at a certain moment in time.

(6) Credit spread is the difference between the yield of a particular corporate security and a benchmark security that has the same maturity as that particular corporate security. In this case, the benchmark security to which we refer is a U.S. Treasury.


1 Smith Barney Investment Grade Bond Fund    |
                                         2001 Semi-Annual Report to Shareholders

More recently, during June, the market experienced a flattening out of this corporate spread-narrowing trend. We believe this recent corporate performance accompanied by tempered yield curve changes is an indication that the corporate sector outperformance may have run its course for now.

Portfolio Strategy

When the Fed began reducing rates in January, we immediately increased the Portfolio's corporate-bond investments from 81% to 85% of net assets. As of June 30, 2001, approximately 85% of the Portfolio was invested in corporate bonds, approximately 10% was invested in U.S. agency mortgage-backed securities and about 5% was invested in U.S. Treasury issues. As of June 30, 2001, the Portfolio had a 9-year duration and a 20-year average maturity, which we believe will help the Portfolio benefit from a continued positive interest-rate environment.

Going forward, we believe that bond-market returns will be driven by coupon income and U.S. Treasury curve fluctuations as opposed to the corporate market outperformance that occurred in the first half of 2001. We feel that continued tepid economic reports along with positive (low) inflation news will lead to additional positive returns for bond investors.

Thank you for investing in the Smith Barney Investment Grade Bond Fund.

Sincerely,

/s/ Heath B. McLendon                      /s/ James E. Conroy

Heath B. McLendon                          James E. Conroy
Chairman                                   Vice President and Investment Officer

August 1, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio. Please refer to pages 7 through 10 for a list and percentage breakdown of the Portfolio's holdings. Also, please note that any discussion of the Portfolio's holdings is as of June 30, 2001 and is subject to change.


2  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                          Net Asset Value
                                   -----------------------------
                                   Beginning          End            Income          Capital Gain         Return           Total
Period Ended                       of Period       of Period        Dividends        Distributions      of Capital        Returns(1)
====================================================================================================================================
6/30/01                             $11.73          $11.86           $0.37               $0.00            $0.00             4.29%+
------------------------------------------------------------------------------------------------------------------------------------
12/31/00                             11.22           11.73            0.72                0.00             0.00            11.36
------------------------------------------------------------------------------------------------------------------------------------
12/31/99                             13.12           11.22            0.73                0.00             0.01            (9.09)
------------------------------------------------------------------------------------------------------------------------------------
12/31/98                             13.19           13.12            0.76                0.37             0.00             8.30
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                             12.27           13.19            0.80                0.28             0.00            17.10
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                             13.25           12.27            0.76                0.12             0.00            (0.47)
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                             10.67           13.25            0.89                0.16             0.00            35.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                             13.01           10.67            0.86                0.31             0.03            (8.95)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                             11.89           13.01            0.89                0.14             0.00            18.45
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/92               11.67           11.89            0.14                0.00             0.01             3.25+
====================================================================================================================================
  Total                                                              $6.92               $1.38            $0.05
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                          Net Asset Value
                                   -----------------------------
                                   Beginning          End            Income          Capital Gain         Return           Total
Period Ended                       of Period       of Period        Dividends        Distributions      of Capital        Returns(1)
====================================================================================================================================
6/30/01                             $11.71          $11.83           $0.34               $0.00            $0.00             3.96%+
------------------------------------------------------------------------------------------------------------------------------------
12/31/00                             11.21           11.71            0.66                0.00             0.00            10.73
------------------------------------------------------------------------------------------------------------------------------------
12/31/99                             13.09           11.21            0.66                0.00             0.01            (9.44)
------------------------------------------------------------------------------------------------------------------------------------
12/31/98                             13.19           13.09            0.72                0.37             0.00             7.72
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                             12.29           13.19            0.75                0.28             0.00            16.44
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                             13.25           12.29            0.68                0.12             0.00            (0.89)
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                             10.67           13.25            0.83                0.16             0.00            34.63
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                             13.01           10.67            0.80                0.31             0.03            (9.41)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                             11.89           13.01            0.83                0.14             0.00            18.06
------------------------------------------------------------------------------------------------------------------------------------
12/31/92                             11.80           11.89            0.83                0.00             0.03             8.36
------------------------------------------------------------------------------------------------------------------------------------
12/31/91                             10.43           11.80            0.87                0.00             0.00            22.50
====================================================================================================================================
  Total                                                              $7.97               $1.38            $0.07
====================================================================================================================================


3  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                        Net Asset Value
                                   -------------------------
                                   Beginning          End            Income          Capital Gain         Return            Total
Period Ended                       of Period       of Period        Dividends        Distributions      of Capital        Returns(1)
====================================================================================================================================
6/30/01                             $11.69          $11.82           $0.34               $0.00            $0.00             4.09%+
------------------------------------------------------------------------------------------------------------------------------------
12/31/00                             11.19           11.69            0.67                0.00             0.00            10.81
------------------------------------------------------------------------------------------------------------------------------------
12/31/99                             13.07           11.19            0.66                0.00             0.01            (9.44)
------------------------------------------------------------------------------------------------------------------------------------
12/31/98                             13.18           13.07            0.74                0.37             0.00             7.83
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                             12.30           13.18            0.77                0.28             0.00            16.41
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                             13.26           12.30            0.69                0.12             0.00            (0.83)
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                             10.67           13.26            0.83                0.16             0.00            34.74
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                             13.01           10.67            0.80                0.31             0.03            (9.41)
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93               12.56           13.01            0.69                0.14             0.00            10.38+
====================================================================================================================================
  Total                                                              $6.19               $1.38            $0.04
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                       Net Asset Value
                                   -------------------------
                                   Beginning          End            Income          Capital Gain         Return            Total
Period Ended                       of Period       of Period        Dividends        Distributions      of Capital        Returns(1)
====================================================================================================================================
6/30/01                             $11.72          $11.84           $0.39               $0.00            $0.00             4.38%+
------------------------------------------------------------------------------------------------------------------------------------
12/31/00                             11.22           11.72            0.76                0.00             0.00            11.66
------------------------------------------------------------------------------------------------------------------------------------
12/31/99                             13.11           11.22            0.77                0.00             0.01            (8.68)
------------------------------------------------------------------------------------------------------------------------------------
12/31/98                             13.19           13.11            0.82                0.37             0.00             8.66
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                             12.28           13.19            0.85                0.28             0.00            17.44
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/96               13.03           12.28            0.72                0.12             0.00             1.01+
====================================================================================================================================
  Total                                                              $4.31               $0.77            $0.01
====================================================================================================================================

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.


4  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

                                                                    Without Sales Charges(1)
                                               --------------------------------------------------------------------
                                               Class A          Class B               Class L               Class Y
===================================================================================================================
Six Months Ended 6/30/01+                       4.29%             3.96%                 4.09%                 4.38%
------------------------------------------------------------------------------------------------------------------
Year Ended 6/30/01                             12.13             11.41                 11.59                 12.43
------------------------------------------------------------------------------------------------------------------
Five Years Ended 6/30/01                        7.57              7.01                  7.10                  7.91
------------------------------------------------------------------------------------------------------------------
Ten Years Ended 6/30/01                          N/A              8.80                   N/A                   N/A
------------------------------------------------------------------------------------------------------------------
Inception* through 6/30/01                      8.39             10.56                  6.95                  6.04
===================================================================================================================

                                                                    With Sales Charges(2)
                                               --------------------------------------------------------------------
                                               Class A          Class B               Class L               Class Y
===================================================================================================================
Six Months Ended 6/30/01+                      (0.38)%           (0.54)%                2.04%                 4.38%
------------------------------------------------------------------------------------------------------------------
Year Ended 6/30/01                              7.09              6.91                  9.52                 12.43
------------------------------------------------------------------------------------------------------------------
Five Years Ended 6/30/01                        6.59              6.86                  6.88                  7.91
------------------------------------------------------------------------------------------------------------------
Ten Years Ended 6/30/01                          N/A              8.80                   N/A                   N/A
------------------------------------------------------------------------------------------------------------------
Inception* through 6/30/01                      7.82             10.56                  6.82                  6.04
===================================================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 6/30/01)                             100.73%
--------------------------------------------------------------------------------
Class B (6/30/91 through 6/30/01)                                132.48
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/01)                              75.14
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/01)                              37.21
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L and Y shares are November 6, 1992, January 4, 1982, February 26, 1993 and February 7, 1996, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


5  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the Smith Barney Investment Grade Bond Fund vs. the Lipper Corporate Debt A-Rated Average, Lehman Brothers Long Term Corporate Bond Index and the Salomon Smith Barney Corporate Index 10++

--------------------------------------------------------------------------------
                             June 1991 -- June 2001

  [The following table was depicted as a line chart in the printed material.]

            Smith Barney    Lehman Brothers        Lipper         Salomon Smith
             Investment   Long Term Corporate   Corporate Debt  Barney Corporate
             Grade Bond        Bond Index      A-Rated Average      Index 10
            ------------  -------------------  ---------------  ----------------
    6/91       10000             10000              10000             10000
   12/91       11501             10677              11331             11289
   12/92       12463             12476              12389             12409
   12/93       14713             14487              14080             14175
   12/94       13326             13934              13269             13371
   12/95       17941             16577              16974             17116
   12/96       17781             19334              17058             17456
   12/97       20703             20958              18623             19807
   12/98       22302             22849              20412             21610
   12/99       20196             21528              19874             20360
   12/00       22362             23510              21815             22204
6/1/2001       23247             25055              22566             23702

+ Hypothetical illustration of $10,000 invested in Class B shares on June 30, 1991, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Salomon Smith Barney Corporate Index 10+ is a broad-based unmanaged index of investment-grade corporate bonds with maturities of ten years or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lehman Brothers Long Term Corporate Bond Index is a broad based unmanaged index of investment-grade corporate bonds. The Lipper Corporate Debt A-Rated Average is composed of the Portfolio's peer group of 181 mutual funds as of June 30, 2001. The performance of the Portfolio's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
                           Industry Diversification*++
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

8.1%   Aerospace & Defense
5.6%   Banking
5.3%   Electronics/Computers
7.5%   Finance
7.4%   Foods
7.8%   Insurance
5.4%   Multimedia
6.4%   Oil & Gas
7.5%   Telecommunications
6.5%   Transportation
32.5%  Other

--------------------------------------------------------------------------------
                  Summary of Investments by Combined Ratings++
--------------------------------------------------------------------------------

                       Standard                Percentage of Total
      Moody's           &Poor's              Corporate Bonds & Notes
    ----------       ------------         ----------------------------

        Aaa               AAA                           5.3%

        Aa                AA                           17.9

         A                 A                           45.9

        Baa               BBB                          30.9
                                                     --------

                                                      100.0%
                                                     ========

*     As a percentage of total corporate bonds and notes.

++ Please note that Portfolio holdings are as of June 30, 2001 and are subject to change.


6  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT        RATING(a)                        SECURITY                                                              VALUE
====================================================================================================================================
CORPORATE BONDS AND NOTES -- 85.4%
Aerospace & Defense -- 6.9%
$   10,000,000     AA-        The Boeing Co., Debentures, 6.875% due 10/15/43                                          $ 9,587,500
     7,500,000     BBB-       Loral Corp., Debentures, 7.000% due 9/15/23                                                7,021,875
     6,000,000     BBB-       Northrop-Grumman Corp., Debentures, 7.750% due 3/1/16                                      6,180,000
     5,000,000     BBB-       Raytheon Co., Debentures, 7.200% due 8/15/27                                               4,500,000
    10,000,000     A+         United Technologies Corp., Debentures, 7.500% due 9/15/29                                 10,637,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,926,875
------------------------------------------------------------------------------------------------------------------------------------
Agricultural Equipment -- 1.0%
     5,000,000     A+         Deere & Co., Debentures, 8.100% due 5/15/30                                                5,475,000
------------------------------------------------------------------------------------------------------------------------------------
Airlines -- 1.8%
     7,500,000     BBB-       AMR Corp., Debentures, 9.000% due 9/15/16                                                  7,321,875
     2,600,000     A-         Southwest Airlines Co., Debentures, 7.375% due 3/1/27                                      2,479,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,801,625
------------------------------------------------------------------------------------------------------------------------------------
Automotive -- 3.4%
    10,000,000     A-         DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27                                       9,425,000
    10,000,000     A          General Motors Corp., Debentures, 5.850% due 1/14/09                                       9,312,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,737,500
------------------------------------------------------------------------------------------------------------------------------------
Banking -- 4.8%
    10,000,000     AA-        Abbey National PLC, Sub. Debentures, 7.950% due 10/26/29                                  11,115,310
     5,000,000     A-         First Union Corp., Sub. Debentures, 7.500% due 4/15/35                                     5,231,250
     5,000,000     AAA        Landesbank Baden-Wuerttemberg, Sub. Notes, 7.625% due 1/1/23                               5,412,500
     5,000,000     Aa3*       NationsBank Corp., Sub. Notes, 6.800% due 3/15/28                                          4,675,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,434,060
------------------------------------------------------------------------------------------------------------------------------------
Beverages -- 1.8%
     5,000,000     A+         Anheuser Busch Cos., Inc., Debentures, 6.750% due 12/15/27                                 4,950,000
     5,000,000     A          Coca Cola Enterprises, Inc., Debentures, 6.750% due 9/15/28                                4,787,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,737,500
------------------------------------------------------------------------------------------------------------------------------------
Chemicals -- 1.9%
     5,000,000     A          Air Products and Chemicals, Inc., Debentures, 8.750% due 4/15/21                           5,562,500
     5,000,000     A          Union Carbide Corp., Debentures, 6.790% due 6/1/25                                         5,131,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,693,750
------------------------------------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.9%
     5,000,000     AA         Procter & Gamble Co., Debentures, 6.450% due 1/15/26                                       4,787,500
------------------------------------------------------------------------------------------------------------------------------------
Drugs -- 1.8%
     5,000,000     AA         Eli Lilly & Co., Notes, 7.125% due 6/1/25                                                  5,212,500
     5,000,000     AA-        Pharmacia Corp., Debentures, 6.600% due 12/1/28                                            4,812,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,025,000
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities -- 1.9%
     5,000,000     BBB-       Mirant Americas Generation Inc., Sr. Notes, 8.300% due 5/1/11                              5,043,750
     5,000,000     Baa1*      PSEG Power LLC, Sr. Notes, 8.625% due 4/15/31                                              5,400,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,443,750
------------------------------------------------------------------------------------------------------------------------------------
Electronics/Computers -- 4.6%
     5,000,000     A2*        Corning Inc., Debentures, 6.850% due 3/1/29                                                4,450,000
     5,000,000     A3*        Dell Computer Corp., Debentures, 7.100% due 4/15/28                                        4,487,500

                       See Notes to Financial Statements.


7  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT        RATING(a)                        SECURITY                                                              VALUE
====================================================================================================================================
Electronics/Computers -- 4.6% (continued)
$   10,000,000     A+         International Business Machines Corp., Debentures, 8.375% due 11/1/19                    $11,477,290
     5,000,000     A-         Motorola, Inc., Debentures, 6.500% due 9/1/25                                              4,662,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,077,290
------------------------------------------------------------------------------------------------------------------------------------
Finance -- 6.4%
     5,000,000     A3*        Countrywide Capital III, Company Guaranteed, 8.050% due 6/15/27                            4,981,250
     5,000,000     A          Ford Motor Credit Co., Sr. Notes, 5.800% due 1/12/09                                       4,625,000
     5,000,000     A+         Goldman Sachs Group, Inc., Notes, 7.350% due 10/1/09                                       5,168,750
     5,000,000     A          Lehman Brothers Holdings, Inc., Sr. Notes, 8.800% due 3/1/15                               5,656,250
    10,000,000     AA-        Merrill Lynch & Co., Debentures, 6.750% due 6/1/28                                         9,425,000
     5,000,000     Baa3*      PEMEX Project, Company Guaranteed, 9.125% due 10/13/10                                     5,306,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,162,500
------------------------------------------------------------------------------------------------------------------------------------
Food Chains -- 0.8%
     5,000,000     AA         McDonald's Corp., Debentures, 6.375% due 1/8/28                                            4,602,195
------------------------------------------------------------------------------------------------------------------------------------
Foods-- 6.3%
     5,000,000     A+         Archer-Daniels-Midland Co., Debentures, 8.125% due 6/1/12                                  5,531,250
     5,700,000     A          Campbell Soup Co., Debentures, 8.875% due 5/1/21                                           6,490,875
     5,000,000     BBB+       ConAgra Foods, Inc., Sr. Notes, 6.700% due 8/1/27                                          4,856,250
     6,880,000     A+         Diageo PLC, Company Guaranteed, 7.450% due 4/15/35                                         7,206,800
     6,000,000     A3*        Ralston Purina Co., Debentures, 8.125% due 2/1/23                                          6,632,292
     5,000,000     A-         Tyson Foods Inc., Notes, 7.000% due 1/15/28                                                4,250,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        34,967,467
------------------------------------------------------------------------------------------------------------------------------------
Forestry Products -- 1.8%
     5,000,000     Baa1*      Champion International Corp., Debentures, 7.200% due 11/1/26                               4,900,000
     5,000,000     A-         Willamette Industries, Inc., Debentures, 7.350% due 7/1/26                                 5,156,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,056,250
------------------------------------------------------------------------------------------------------------------------------------
Insurance -- 6.7%
    10,000,000     AA-        American General Corp., Debentures, 7.500% due 7/15/25                                    10,421,680
     7,000,000     BBB-       Fairfax Financial Holdings, Ltd., Notes, 8.250% due 10/1/15                                5,460,000
     5,000,000     AA+        John Hancock Global Funding, Notes, 7.900% due 7/2/10                                      5,462,500
     5,000,000     A          Liberty Mutual Insurance, Notes, 7.697% due 10/15/97                                       3,881,250
     5,000,000     A-         The MONY Group, Inc., Sr. Notes, 8.350% due 3/15/10                                        5,262,500
     6,000,000     A          Royal & Sun Alliance Insurance Group PLC, Company Guaranteed, 8.950% due 10/15/29          6,405,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        36,892,930
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing -- 3.8%
     5,000,000     AA-        Illinois Tool Works Inc., Notes, 5.750% due 3/1/09                                         4,800,000
     5,000,000     A          PPG Industries, Inc., Debentures, 9.000% due 5/1/21                                        5,768,750
     5,000,000     A          Tyco International Group SA, Guaranteed Notes, 6.875% due 1/15/29                          4,681,250
     5,000,000     Baa1*      USX Corp., Debentures, 9.125% due 1/15/13                                                  5,862,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,112,500
------------------------------------------------------------------------------------------------------------------------------------
Medical Specialties -- 1.9%
    10,000,000     AAA        Johnson & Johnson, Debentures, 6.950% due 9/1/29                                          10,400,000
------------------------------------------------------------------------------------------------------------------------------------
Multimedia -- 4.6%
     5,000,000     BBB-       Liberty Media Group, Inc., Debentures, 8.500% due 7/15/29                                  4,433,475
     5,000,000     BBB-       News America Holdings Inc., Debentures, 8.500% due 2/23/25                                 5,306,250
    10,000,000     Baa1*      Time Warner, Inc., Debentures, 7.570% due 2/1/24                                           9,986,250
     5,000,000     A3*        Westinghouse Electric Co., Debentures, 8.625% due 8/1/12                                   5,518,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,244,725
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


8  Smith Barney Investment Grade Bond Fund |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT        RATING(a)                        SECURITY                                                              VALUE
====================================================================================================================================
Oil & Gas -- 5.5%
$   10,000,000     BBB        El Paso Corp., Sr. Notes, 6.750% due 5/15/09                                             $ 9,637,500
     5,000,000     A1*        Halliburton Co., Notes, 6.750% due 2/1/27                                                  5,225,000
     5,000,000     A          Norsk Hydro A/S, Debentures, 9.000% due 4/15/12                                            5,793,750
     5,000,000     BBB        Phillips Petroleum Co., Debentures, 6.650% due 7/15/18                                     4,737,500
     5,000,000     Baa2*      The Williams Cos., Inc., Notes, 7.350% due 7/15/19                                         4,837,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,231,250
------------------------------------------------------------------------------------------------------------------------------------
Physical Therapy -- 0.9%
     5,000,000     BBB-       HEALTHSOUTH Corp., Notes, 8.500% due 2/1/08                                                5,068,750
------------------------------------------------------------------------------------------------------------------------------------
Publishing -- 0.8%
     5,000,000     A          Knight-Ridder Inc., Debentures, 6.875% due 3/15/29                                         4,500,000
------------------------------------------------------------------------------------------------------------------------------------
Retirement/Aged Care -- 0.4%
     2,500,000     AA         AARP, Bonds, 7.500% due 5/1/31                                                             2,481,250
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt -- 2.2%
     5,000,000     A+         Province of Saskatchewan, Debentures, 8.000% due 2/1/13                                    5,662,500
     5,000,000     Baa3*      United Mexican States, Bonds, 11.500% due 5/15/26                                          6,297,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,960,000
------------------------------------------------------------------------------------------------------------------------------------
Supra National Entity -- 0.6%
    21,860,000     AAA        International Bank of Reconstruction and Development,
                                zero coupon bond to yield 7.845% due 7/15/29                                             3,333,650
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 6.4%
     5,000,000     A          AT&T Corp., Notes, 6.500% due 3/15/29                                                      4,281,250
     7,140,000     Aa2*       BellSouth Telecommunications, Inc., Debentures, 7.000% due 10/1/25                         6,997,200
                              Sprint Capital Corp., Guaranteed Notes:
     5,000,000     BBB+         6.900% due 5/1/19                                                                        4,393,750
     5,000,000     BBB+         6.875% due 11/15/28                                                                      4,256,250
     5,000,000     A          Vodafone Group PLC, Notes, 7.750% due 2/15/10                                              5,262,500
                              WorldCom Inc.:
     5,000,000     A3*          Bonds, 8.250% due 5/15/31                                                                4,918,750
     5,000,000     A3*          Sr. Notes, 7.750% due 4/1/27                                                             5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,109,700
------------------------------------------------------------------------------------------------------------------------------------
Transportation -- 5.5%
    10,000,000     BBB        CSX Corp., Notes, 6.250% due 10/15/08                                                      9,694,820
     5,000,000     BBB        Federal Express Corp., Notes, 9.650% due 6/15/12                                           5,900,000
     5,000,000     Baa1*      Norfolk Southern Corp., Bonds, 7.700% due 5/15/17                                          5,137,065
     4,000,000     BBB-       Union Pacific Corp., Debentures, 7.000% due 2/1/16                                         3,940,000
     5,000,000     AAA        United Parcel Service, Inc., Series B, Debentures, 8.375% due 4/1/20                       5,837,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,509,385
------------------------------------------------------------------------------------------------------------------------------------
                              TOTAL CORPORATE BONDS AND NOTES
                              (Cost -- $464,299,434)                                                                    470,772,402
====================================================================================================================================
U.S. GOVERNMENT SECTOR -- 13.9%
U.S. Government Agencies -- 9.4%
     1,541,464                Federal National Mortgage Association (FNMA), 6.500% due 9/1/28-1/1/29                     1,517,849
                              Government National Mortgage Association (GNMA):
    24,825,616                  6.500% due 3/15/28-3/15/29                                                              24,585,056
    25,439,291                  7.000% due 2/15/27-7/15/29                                                              25,693,684
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        51,796,589
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


9  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT        RATING(a)                        SECURITY                                                              VALUE
====================================================================================================================================
U.S. Treasury Obligations -- 4.5%
                              U.S. Treasury Strips:
$   35,000,000                  Zero coupon due 8/15/13 (b)                                                          $  17,337,600
    30,000,000                  Zero coupon due 11/15/24 (b)                                                             7,377,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,715,100
------------------------------------------------------------------------------------------------------------------------------------
                              TOTAL U.S. GOVERNMENT SECTOR
                              (Cost -- $77,256,604)                                                                     76,511,689
====================================================================================================================================
REPURCHASE AGREEMENT -- 0.7%
     3,714,000                J.P. Morgan Chase & Co., 3.950% due 7/2/01; Proceeds at maturity -- $3,715,223;
                                (Fully collateralized by U.S. Treasury Bonds, 7.250% to 13.250% due
                                11/15/04 to 2/15/19; Market value -- $3,788,326) (Cost -- $3,714,000)                    3,714,000
====================================================================================================================================
                              TOTAL INVESTMENTS -- 100%
                              (Cost -- $545,270,038**)                                                                $550,998,091
====================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.

(b) All or a portion of this security is on loan (See Note 5). ** Aggregate cost for Federal income tax purposes is substantially the same.

      See page 11 for definitions of ratings.

                       See Notes to Financial Statements.


10  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


11  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2001
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (Cost -- $545,270,038)                        $ 550,998,091
      Cash                                                                          537
      Collateral for securities on loan (Note 5)                              5,421,125
      Receivable for Fund shares sold                                         1,120,153
      Interest receivable                                                     9,849,566
---------------------------------------------------------------------------------------
      Total Assets                                                          567,389,472
---------------------------------------------------------------------------------------
LIABILITIES:
      Payable for securities on loan (Note 5)                                 5,421,125
      Dividends payable                                                       2,884,255
      Investment advisory fee payable                                           204,013
      Administration fee payable                                                 88,027
      Distribution fees payable                                                  34,911
      Payable for Fund shares purchased                                          23,685
      Accrued expenses                                                          149,114
---------------------------------------------------------------------------------------
      Total Liabilities                                                       8,805,130
---------------------------------------------------------------------------------------
Total Net Assets                                                          $ 558,584,342
---------------------------------------------------------------------------------------
NET ASSETS:
      Par value of capital shares                                         $      47,159
      Capital paid in excess of par value                                   572,400,113
      Overdistributed net investment income                                     (23,068)
      Accumulated net realized loss from security transactions              (19,567,915)
      Net unrealized appreciation of investments                              5,728,053
---------------------------------------------------------------------------------------
Total Net Assets                                                          $ 558,584,342
---------------------------------------------------------------------------------------
Shares Outstanding:
      Class A                                                                20,825,111
      ---------------------------------------------------------------------------------
      Class B                                                                12,450,835
      ---------------------------------------------------------------------------------
      Class L                                                                 2,406,849
      ---------------------------------------------------------------------------------
      Class Y                                                                11,476,120
      ---------------------------------------------------------------------------------

Net Asset Value:
      Class A (and redemption price)                                             $11.86
      ---------------------------------------------------------------------------------
      Class B *                                                                  $11.83
      ---------------------------------------------------------------------------------
      Class L **                                                                 $11.82
      ---------------------------------------------------------------------------------
      Class Y (and redemption price)                                             $11.84
=======================================================================================

Maximum Public Offering Price Per Share:
      Class A (net asset value plus 4.71% of net asset value per share)          $12.42

---------------------------------------------------------------------------------------
      Class L (net asset value plus 1.01% of net asset value per share)          $11.94

=======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


12  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                       $19,617,257
------------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fee (Note 2)                                                 1,220,650
      Distribution fees (Note 2)                                                         937,351
      Administration fee (Note 2)                                                        540,945
      Shareholder and system servicing fees                                              162,793
      Shareholder communications                                                          36,118
      Registration fees                                                                   32,642
      Directors' fees                                                                     16,815
      Audit and legal                                                                     15,825
      Custody                                                                              9,495
      Other                                                                               12,265
------------------------------------------------------------------------------------------------
      Total Expenses                                                                   2,984,899
------------------------------------------------------------------------------------------------
Net Investment Income                                                                 16,632,358
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
      Realized Gain From Security Transactions (excluding short-term securities):
        Proceeds from sales                                                          138,396,208
        Cost of securities sold                                                      137,670,500
------------------------------------------------------------------------------------------------
      Net Realized Gain                                                                  725,708
------------------------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                                          4,693,526
------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                5,419,234
------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                               $22,051,592
================================================================================================

                       See Notes to Financial Statements.


13  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

                                                                             2001           2000
=====================================================================================================
OPERATIONS:
      Net investment income                                              $16,632,358      $32,242,771
      Net realized gain (loss)                                               725,708       (4,612,655)
      Increase in net unrealized appreciation                              4,693,526       27,010,971
-----------------------------------------------------------------------------------------------------
      Increase in Net Assets From Operations                              22,051,592       54,641,087
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                              (16,773,158)     (31,868,210)
-----------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Distributions to Shareholders          (16,773,158)     (31,868,210)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
      Net proceeds from sale of shares                                    83,443,107       98,095,888
      Net asset value of shares issued for reinvestment of dividends       7,231,720       16,580,967
      Cost of shares reacquired                                          (61,737,991)    (143,592,353)
-----------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Fund Share Transactions      28,936,836      (28,915,498)
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                         34,215,270       (6,142,621)

NET ASSETS:
      Beginning of period                                                524,369,072      530,511,693
-----------------------------------------------------------------------------------------------------
      End of period*                                                    $558,584,342     $524,369,072
=====================================================================================================
* Includes undistributed (overdistributed) net investment income of:        $(23,068)        $346,780
=====================================================================================================

                       See Notes to Financial Statements.


14  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


1. Significant Accounting Policies

The Smith Barney Investment Grade Bond Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Peachtree Growth Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Group Spectrum Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Growth Fund and Smith Barney Premier Selections Global Growth Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (i) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). The revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Portfolio to amortize premium and accrete all discounts on all fixed-income securities. The Portfolio elected to adopt this requirement effective January 1, 2001. This change does not affect the Portfolio's net asset value, but does change the classification of certain amounts in the statement of operations. For the six-month period ended June 30, 2001, interest income decreased by $183,907, net realized gain increased by $94,006 and the change in net unrealized appreciation of investments increased by $89,901. In addition, the Portfolio recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $229,048 to reflect the cumulative effect of this change up to the date of the adoption.


15  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Investment Advisory Agreement, Administration Agreement and
    Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Portfolio. The Portfolio pays SBFM an advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $500 million and 0.42% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2001, the Portfolio paid transfer agent fees of $135,371 to CFTC.

SBFM also acts as the Portfolio's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2001, SSB received sales charges of approximately $280,000 and $61,000 on sales of the Portfolio's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                   Class A         Class B        Class L
--------------------------------------------------------------------------------
CDSCs                              $1,000          $69,000        $4,000
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended June 30, 2001, total Distribution Plan fees incurred were:

                                   Class A         Class B        Class L
--------------------------------------------------------------------------------
Distribution Plan Fees            $294,594        $556,458        $86,299
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                       $170,799,923
--------------------------------------------------------------------------------
Sales                                                            138,396,208
================================================================================


16  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
  Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At June 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:


================================================================================
Gross unrealized appreciation                                 $ 15,480,483
Gross unrealized depreciation                                   (9,752,430)
--------------------------------------------------------------------------------
Net unrealized appreciation                                   $  5,728,053
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2001, the Portfolio loaned stocks having a value of approximately $5,118,593 and received cash collateral for loaned securities which was invested as follows:

Security Description                                               Value
================================================================================
Time Deposits:
   Bank Brussels Lambert, 4.16% due 7/2/01                       $1,349,086
   Caisse des Depots et Consignations, 4.13% due 7/2/01           1,751,798
   SE Bank, 4.16% due 7/2/01                                      1,349,086
   UBS Securities, 4.13% due 7/2/01                                 966,509
   Union Bank of Switzerland, 4.06% due 7/2/01                        4,646
--------------------------------------------------------------------------------
Total                                                            $5,421,125
================================================================================

Income earned by the Portfolio from securities loaned for the six months ended June 30, 2001 was $4,939.

6. Capital Loss Carryforward

At December 31, 2000, the Portfolio had, for Federal income tax purposes, approximately $20,294,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below:

                                              2007                2008
================================================================================
Capital Loss Carryforwards                 $9,868,000          $10,426,000
================================================================================


17  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Capital Shares

At June 30, 2001, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2001, total paid-in capital amounted to the following for each class:

                                                      Class A               Class B                Class L                Class Y
====================================================================================================================================
Total Paid-in Capital                              $240,820,146           $160,530,991            $30,110,988           $140,985,147
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                                 Six Months Ended                             Year Ended
                                                                   June 30, 2001                          December 31, 2000
                                                          --------------------------------            --------------------------
                                                            Shares               Amount               Shares              Amount
====================================================================================================================================
Class A
Shares sold                                                3,863,213          $ 46,198,780            4,775,723        $ 54,241,621
Shares issued on reinvestment                                383,946             4,538,760              872,931           9,916,598
Shares reacquired                                         (2,049,286)          (24,423,914)          (5,839,488)        (66,275,942)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                    2,197,873          $ 26,313,626             (190,834)       $ (2,117,723)
====================================================================================================================================
Class B
Shares sold                                                1,727,354          $ 20,579,549            1,575,258        $ 17,932,912
Shares issued on reinvestment                                194,879             2,300,099              527,015           5,973,806
Shares reacquired                                         (2,333,897)          (27,819,209)          (6,355,092)        (71,781,596)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                (411,664)         $ (4,939,561)          (4,252,819)       $(47,874,878)
====================================================================================================================================
Class L
Shares sold                                                  912,952          $ 10,863,500              466,342        $  5,293,562
Shares issued on reinvestment                                 33,353               392,861               60,949             690,563
Shares reacquired                                           (270,232)           (3,206,230)            (479,549)         (5,406,488)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                                 676,073          $  8,050,131               47,742        $    577,637
====================================================================================================================================
Class Y
Shares sold                                                  489,211          $  5,801,278            1,837,672        $ 20,627,793
Shares issued on reinvestment                                     --                    --                   --                  --
Shares reacquired                                           (527,649)           (6,288,638)             (11,305)           (128,327)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                      (38,438)         $   (487,360)           1,826,367        $ 20,499,466
====================================================================================================================================


18  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                                  2001(1)(2)         2000(2)        1999(2)        1998(2)         1997        1996
===================================================================================================================================
Net Asset Value, Beginning of Period             $11.73            $11.22         $13.12         $13.19         $12.27      $13.25
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.37              0.73           0.72           0.77           0.80        0.80
  Net realized and unrealized gain (loss)(3)       0.13              0.50          (1.88)          0.29           1.20       (0.90)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.50              1.23          (1.16)          1.06           2.00       (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.37)            (0.72)         (0.73)         (0.76)         (0.80)      (0.76)
  Net realized gains                                 --                --             --          (0.37)         (0.28)      (0.12)
  Capital                                            --                --          (0.01)            --             --          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.37)            (0.72)         (0.74)         (1.13)         (1.08)      (0.88)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.86            $11.73         $11.22         $13.12         $13.19      $12.27
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       4.29%++          11.36%         (9.09)%         8.30%         17.10%      (0.47)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)               $247              $218           $211           $253           $222        $206
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.01%+            1.03%          1.03%          1.04%          1.02%       1.04%
  Net investment income(3)                         6.17+             6.44           5.94           5.73           6.43        6.63
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              26%               77%           147%            32%            39%         48%
===================================================================================================================================

Class B Shares                                   2001(1)(2)        2000(2)        1999(2)        1998(2)         1997        1996
===================================================================================================================================
Net Asset Value, Beginning of Period             $11.71            $11.21         $13.09         $13.19         $12.29      $13.25
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.34              0.66           0.66           0.70           0.75        0.74
  Net realized and unrealized gain (loss)(3)       0.12              0.50          (1.87)          0.29           1.18       (0.90)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.46              1.16          (1.21)          0.99           1.93       (0.16)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.34)            (0.66)         (0.66)         (0.72)         (0.75)      (0.68)
  Net realized gains                                 --                --             --          (0.37)         (0.28)      (0.12)
  Capital                                            --                --          (0.01)            --             --          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.34)            (0.66)         (0.67)         (1.09)         (1.03)      (0.80)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.83            $11.71         $11.21         $13.09         $13.19      $12.29
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       3.96%++          10.73%         (9.44)%         7.72%         16.44%      (0.89)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)               $148              $151           $192           $260           $249        $258
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.54%+            1.54%          1.52%          1.53%          1.51%       1.54%
  Net investment income(3)                         5.65+             5.93           5.44           5.23           5.95        6.13
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              26%               77%           147%            32%            39%         48%
===================================================================================================================================

(1)    For the six months ended June 30, 2001 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)    Without the adoption of the change in the accounting method discussed in
       Note 1, the ratio of net investment income to average net assets for Class A and B shares would have been 6.23% and 5.71%, respectively. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year. + Annualized.


19  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

4

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                                   2001(1)(2)        2000(2)        1999(2)        1998(2)        1997         1996
===================================================================================================================================
Net Asset Value, Beginning of Period             $11.69            $11.19         $13.07         $13.18        $12.30      $13.26
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.34              0.67           0.67           0.70          0.72        0.75
  Net realized and unrealized gain (loss)(4)       0.13              0.50          (1.88)          0.30          1.21       (0.90)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.47              1.17          (1.21)          1.00          1.93       (0.15)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.34)            (0.67)         (0.66)         (0.74)        (0.77)      (0.69)
  Net realized gains                                 --                --             --          (0.37)        (0.28)      (0.12)
  Capital                                            --                --          (0.01)            --            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.34)            (0.67)         (0.67)         (1.11)        (1.05)      (0.81)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.82            $11.69         $11.19         $13.07        $13.18      $12.30
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.09%++           10.81%         (9.44)%         7.83%        16.41%      (0.83)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $28               $20            $19            $19           $10          $7
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.44%+            1.47%          1.46%          1.54%         1.49%       1.42%
  Net investment income(4)                         5.73+             6.00           5.52           5.22          5.93        6.28
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              26%               77%           147%            32%           39%         48%
===================================================================================================================================

Class Y Shares                                   2001(1)(2)        2000(2)        1999(2)        1998(2)        1997         1996
===================================================================================================================================
Net Asset Value, Beginning of Period             $11.72            $11.22         $13.11         $13.19        $12.28      $13.03
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.39              0.77           0.76           0.82          0.83        0.75
  Net realized and unrealized gain (loss)(4)       0.12              0.49          (1.87)          0.29          1.21       (0.66)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.51              1.26          (1.11)          1.11          2.04        0.09
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.39)            (0.76)         (0.77)         (0.82)        (0.85)      (0.72)
  Net realized gains                                 --                --             --          (0.37)        (0.28)      (0.12)
  Capital                                            --                --          (0.01)            --            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.39)            (0.76)         (0.78)         (1.19)        (1.13)      (0.84)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.84            $11.72         $11.22         $13.11        $13.19      $12.28
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       4.38%++          11.66%         (8.68)%         8.66%        17.44%      1.01%++
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)               $136              $135           $109            $96           $69          $18
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.68%+            0.69%          0.68%          0.70%         0.69%        0.72%+
  Net investment income(4)                         6.51+             6.78           6.31           6.07          6.63         7.34
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              26%               77%           147%            32%           39%          48%
===================================================================================================================================

(1)    For the six months ended June 30, 2001 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)    On June 12, 1998, Class C shares were renamed Class L shares.

(4)    Without the adoption of the change in the accounting method discussed in
       Note 1, the ratio of net investment income to average net assets for Class L and Y shares would have been 5.80% and 6.57%, respectively. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.

(5)    For the period from February 7, 1996 (inception date) to December 31,
       1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


20  Smith Barney Investment Grade Bond Fund   |
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
INVESTMENT GRADE
BOND FUND
--------------------------------------------------------------------------------

DIRECTORS

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
John F. White, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Salomon Smith Barney Inc.
PFS Distributors, Inc.

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INVESTMENT
GRADE BOND FUND
Smith Barney Mutual Funds
7 World Trade Center
New York, New York 10048

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

        SALOMON SMITH BARNEY
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD02352 8/01